UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Contrarian Core Fund

Semiannual Report for the Period Ended March 31, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	3

Portfolio of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	23

Board Consideration and Approval of Advisory Agreement	32

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for companies to restructure their balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, it has delayed a true reckoning with the European financial situation, as concerns about Spain and Portugal continue to cloud the outlook. These structural challenges that persist in the developed world, and slowing growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Contrarian Core Fund

Average annual total return as of 03/31/12 (%)

Share class	A		B		C*		I*
Inception	11/01/98		11/01/98		12/09/02		09/27/10
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	27.84	20.49	27.42	22.42	27.38	26.38	28.12
1-year	7.86	1.68	7.08	2.08	7.07	6.07	8.27
5-year	5.20	3.96	4.41	4.08	4.43	4.43	5.52
10-year	5.03	4.41	4.24	4.24	4.25	4.25	5.33

Average annual total return as of 03/31/12 (%)

Share class	R*	R4*	T		W*	Z
Inception	09/27/10	03/07/11	02/12/93		09/27/10	12/14/92
Sales charge	without	without	without	with	without	without
6-month (cumulative)	27.75	27.91	27.81	20.42	27.82	27.99
1-year	7.63	8.01	7.86	1.64	7.92	8.16
5-year	4.97	5.32	5.16	3.92	5.22	5.46
10-year	4.80	5.15	4.97	4.35	5.04	5.30

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A and Class T shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class R4 and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class W shares are sold at net asset value with a distribution and service (Rule 12b-1) fee. Class I, Class R, Class R4, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

1 The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 03/31/12

+27.84%

Class A shares (without sales charge)

+26.27%

Russell 1000 Index[1]

Net asset value per share

as of 03/31/12 ($)
Class A	15.71
Class B	14.61
Class C	14.63
Class I	15.78
Class R	15.73
Class R4	15.79
Class T	15.60
Class W	15.72
Class Z	15.79

Distributions declared per share

10/01/11 – 03/31/12 ($)
Class A	0.38
Class B	0.31
Class C	0.31
Class I	0.44
Class R	0.35
Class R4	0.40
Class T	0.37
Class W	0.38
Class Z	0.42

1

Performance Information – Columbia Contrarian Core Fund

Top Ten Holdings (1)

as of 03/31/12 (%)
Apple, Inc.	5.4
Birkshire Hathaway, Inc., Class B	3.4
eBay, Inc.	3.4
JPMorgan Chase &Co.	3.3
Google, Inc., Class A	3.0
Exxon Mobile Corp.	2.8
General Electric Co.	2.7
Philip Morris International, Inc.	2.6
Chevron Corp.	2.3
Tyco International Ltd.	2.3

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and money market funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (1)

as of 03/31/12 (%)
Consumer Discretionary	8.5
Consumer Staples	10.2
Energy	10.4
Financials	15.2
Health Care	13.1
Industrials	10.6
Information Technology	26.1
Materials	2.9
Telecommunication Services	0.8
Utilities	0.6
Other(2)	1.6

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2Includes investments in money market funds.

2

Fund Expense Example – Columbia Contrarian Core Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

10/01/11 – 03/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,278.40	1,019.10	6.57	5.82	1.16
Class B	1,000.00	1,000.00	1,274.20	1,015.37	10.80	9.57	1.91
Class C	1,000.00	1,000.00	1,273.80	1,015.37	10.80	9.57	1.91
Class I	1,000.00	1,000.00	1,281.20	1,021.13	4.25	3.77	0.75
Class R	1,000.00	1,000.00	1,277.50	1,018.05	7.76	6.87	1.37
Class R4	1,000.00	1,000.00	1,279.10	1,019.64	5.95	5.27	1.05
Class T	1,000.00	1,000.00	1,278.10	1,018.85	6.85	6.07	1.21
Class W	1,000.00	1,000.00	1,278.20	1,019.10	6.57	5.82	1.16
Class Z	1,000.00	1,000.00	1,279.90	1,020.34	5.16	4.57	0.91

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

3

Portfolio of Investments – Columbia Contrarian Core Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.9%
CONSUMER DISCRETIONARY 8.4%
Auto Components 2.6%
Delphi Automotive PLC (a)	610,116	$19,279,665
Johnson Controls, Inc. (b)	1,049,100	34,074,768
Total		53,354,433
Hotels, Restaurants & Leisure 0.2%
Ctrip.com International Ltd., ADR (a)(b)	200,162	4,331,506
Media 4.3%
Comcast Corp., Class A (b)	1,270,700	38,133,707
Discovery Communications, Inc., Class A (a)(b)	365,900	18,514,540
Viacom, Inc., Class B	623,700	29,600,802
Total		86,249,049
Specialty Retail 1.3%
Home Depot, Inc. (The) (b)	512,900	25,803,999
TOTAL CONSUMER DISCRETIONARY		169,738,987
CONSUMER STAPLES 10.1%
Beverages 2.7%
Diageo PLC, ADR (b)	185,460	17,896,890
PepsiCo, Inc.	541,408	35,922,421
Total		53,819,311
Food & Staples Retailing 1.6%
CVS Caremark Corp.	730,701	32,735,405
Food Products 1.3%
Kraft Foods, Inc., Class A	662,600	25,185,426
Household Products 1.6%
Procter & Gamble Co. (The)	486,797	32,717,626
Personal Products 0.3%
Herbalife Ltd.	99,300	6,833,826
Tobacco 2.6%
Philip Morris International, Inc.	580,730	51,458,485
TOTAL CONSUMER STAPLES		202,750,079
ENERGY 10.4%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	161,781	6,785,095
National Oilwell Varco, Inc. (b)	177,002	14,066,349
Weatherford International Ltd. (a)	1,147,200	17,311,248
Total		38,162,692
Oil, Gas & Consumable Fuels 8.5%
Apache Corp.	190,800	19,163,952
Chevron Corp. (b)	429,800	46,091,752
ConocoPhillips (b)	391,200	29,735,112
Devon Energy Corp.	281,060	19,988,987
Exxon Mobil Corp.	637,785	55,315,093
Total		170,294,896
TOTAL ENERGY		208,457,588
FINANCIALS 15.1%
Capital Markets 5.0%
BlackRock, Inc. (b)	118,965	24,375,928
Goldman Sachs Group, Inc. (The)	237,070	29,484,396
Invesco Ltd. (b)	866,900	23,120,223
State Street Corp.	509,300	23,173,150
Total		100,153,697

Issuer	Shares	Value
Common Stocks (continued)
Commercial Banks 1.6%
Itaú Unibanco Holding SA, ADR	472,719	$9,071,478
Wells Fargo & Co.	711,485	24,290,098
Total		33,361,576
Diversified Financial Services 4.5%
Citigroup, Inc. (b)	700,250	25,594,137
JPMorgan Chase & Co.	1,407,262	64,705,907
Total		90,300,044
Insurance 4.0%
Berkshire Hathaway, Inc., Class B (a)(b)	822,129	66,715,769
MetLife, Inc.	357,149	13,339,515
Total		80,055,284
TOTAL FINANCIALS		303,870,601
HEALTH CARE 13.0%
Biotechnology 0.5%
Celgene Corp. (a)	126,608	9,814,652
Health Care Equipment & Supplies 2.4%
Baxter International, Inc. (b)	417,589	24,963,471
Covidien PLC	414,975	22,690,833
Total		47,654,304
Health Care Providers & Services 4.3%
Cardinal Health, Inc.	427,542	18,431,336
CIGNA Corp.	427,600	21,059,300
Express Scripts Holding Co. (b)	383,940	20,801,869
Medco Health Solutions, Inc.	92,115	6,475,684
WellPoint, Inc. (b)	272,600	20,117,880
Total		86,886,069
Pharmaceuticals 5.8%
Abbott Laboratories (b)	543,222	33,294,076
Johnson & Johnson	319,639	21,083,389
Merck & Co., Inc.	663,900	25,493,760
Pfizer, Inc.	1,643,000	37,230,380
Total		117,101,605
TOTAL HEALTH CARE		261,456,630
INDUSTRIALS 10.6%
Aerospace & Defense 3.1%
Honeywell International, Inc.	640,250	39,087,263
United Technologies Corp.	288,100	23,895,014
Total		62,982,277
Air Freight & Logistics 0.5%
FedEx Corp.	105,400	9,692,584
Industrial Conglomerates 5.0%
General Electric Co.	2,690,440	53,997,131
Tyco International Ltd.	808,691	45,432,260
Total		99,429,391
Professional Services 1.2%
Nielsen Holdings NV (a)	832,626	25,095,348
Road & Rail 0.8%
Union Pacific Corp. (b)	141,234	15,179,830
TOTAL INDUSTRIALS		212,379,430

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Contrarian Core Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY 26.0%
Communications Equipment 2.2%
QUALCOMM, Inc.	648,000	$44,076,960
Computers & Peripherals 7.2%
Apple, Inc. (a)	178,662	107,102,509
EMC Corp. (a)	857,600	25,625,088
NetApp, Inc. (a)	262,317	11,743,932
Total		144,471,529
Internet Software & Services 6.2%
eBay, Inc. (a)	1,790,300	66,044,167
Google, Inc., Class A (a)	92,499	59,314,059
Total		125,358,226
IT Services 4.6%
Cognizant Technology Solutions Corp., Class A (a)	262,629	20,209,302
International Business Machines Corp. (b)	180,400	37,640,460
Mastercard, Inc., Class A	79,943	33,619,229
Total		91,468,991
Office Electronics 1.1%
Xerox Corp.	2,756,719	22,274,289
Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	249,346	10,073,579
Lam Research Corp. (a)(b)	285,594	12,743,204
Skyworks Solutions, Inc. (a)(b)	676,700	18,710,755
Total		41,527,538
Software 2.6%
Electronic Arts, Inc. (a)(b)	882,113	14,537,222
Microsoft Corp.	1,196,720	38,594,220
Total		53,131,442
TOTAL INFORMATION TECHNOLOGY		522,308,975
MATERIALS 2.9%
Chemicals 2.9%
Air Products & Chemicals, Inc.	97,690	8,967,942
Celanese Corp., Class A	230,933	10,664,486
Dow Chemical Co. (The) (b)	534,380	18,510,923
EI du Pont de Nemours & Co. (b)	369,600	19,551,840
Total		57,695,191
TOTAL MATERIALS		57,695,191
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Vodafone Group PLC, ADR (b)	600,100	16,604,767
TOTAL TELECOMMUNICATION SERVICES		16,604,767
UTILITIES 0.6%
Electric Utilities 0.6%
Exelon Corp.	282,565	11,079,374
TOTAL UTILITIES		11,079,374
Total Common Stocks (Cost: $1,593,066,905)		$1,966,341,622
Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	32,431,569	32,431,569
Total Money Market Funds (Cost: $32,431,569)		$32,431,569

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 16.4%
Asset-Backed Commercial Paper 1.7%
Atlantic Asset Securitization LLC 04/05/12	0.300%	$9,999,417	$9,999,417
Atlantis One 08/01/12	0.662%	10,963,297	10,963,297
Kells Funding LLC 06/04/12	0.501%	1,997,361	1,997,361
LMA Americas LLC 04/03/12	0.310%	9,999,397	9,999,397
Total			32,959,472
Certificates of Deposit 8.5%
ABN AMRO Bank N.V. 06/21/12	0.400%	14,984,682	14,984,682
Bank of Nova Scotia 05/03/12	0.373%	5,000,000	5,000,000
07/26/12	0.321%	4,000,000	4,000,000
Banque et Caisse d'Epargne de l'Etat 06/15/12	0.430%	4,994,512	4,994,512
Barclays Bank PLC 04/18/12	0.600%	7,000,000	7,000,000
DZ Bank AG 04/10/12	0.230%	10,000,000	10,000,000
Den Danske Bank 04/02/12	0.200%	5,000,000	5,000,000
Deutsche Bank AG 04/02/12	0.150%	10,000,000	10,000,000
09/14/12	0.750%	5,000,000	5,000,000
DnB NOR ASA 09/14/12	0.530%	8,000,000	8,000,000
Hong Kong Shanghai Bank Corp., Ltd. 04/16/12	0.250%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten 04/10/12	0.335%	10,000,000	10,000,000
National Bank of Canada 05/08/12	0.393%	12,000,000	12,000,000
Natixis 04/03/12	0.260%	10,000,000	10,000,000
Norinchukin Bank 05/21/12	0.470%	7,000,000	7,000,000
Royal Bank of Canada 04/02/12	0.100%	15,000,000	15,000,000
Skandinaviska Enskilda Banken 04/16/12	0.360%	2,000,000	2,000,000
Standard Chartered Bank PLC 04/03/12	0.570%	16,000,000	16,000,000
Svenska Handelsbanken 08/30/12	0.580%	5,000,000	5,000,000
Union Bank of Switzerland 07/24/12	0.790%	5,000,000	5,000,000
United Overseas Bank Ltd. 04/16/12	0.230%	10,000,000	10,000,000
Total			170,979,194
Commercial Paper 3.7%
Australia and New Zealand Bank Group, Ltd. 04/25/12	0.461%	6,983,632	6,983,632
BTM Capital 06/27/12	0.511%	4,993,554	4,993,554

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Contrarian Core Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
Caisse d'Amortissement de la Dette Sociale 07/19/12	0.471%	$4,992,167	$4,992,167
HSBC Bank PLC 04/13/12	0.481%	7,980,480	7,980,480
Societe Generale 04/03/12	0.300%	14,999,125	14,999,125
State Development Bank of NorthRhine-Westphalia 04/13/12	0.240%	9,997,933	9,997,933
Suncorp Metway Ltd. 05/21/12	0.480%	4,995,800	4,995,800
The Commonwealth Bank of Australia 04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp. 04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd. 04/20/12	0.531%	4,986,529	4,986,529
08/27/12	0.491%	4,988,771	4,988,771
Total			74,892,117

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 2.5%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $29,000,435 (e)	0.180%	$29,000,000	$29,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225 (e)	0.270%	10,000,000	10,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $6,172,677 (e)	0.200%	6,172,574	6,172,574
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $5,000,075 (e)	0.180%	5,000,000	5,000,000
Total			50,172,574
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $329,003,357)			$329,003,357
Total Investments (Cost: $1,954,501,831)			$2,327,776,548
Other Assets & Liabilities, Net			(319,391,787)
Net Assets			$2,008,384,761

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At March 31, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,294,511	$355,460,816	$(333,323,758)	$—	$32,431,569	$11,825	$32,431,569

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$8,361,638
Fannie Mae-Aces	922,515
Freddie Mac REMICS	8,031,364
Ginnie Mae II Pool	783,475
Government National Mortgage Association	11,481,008
Total Market Value of Collateral Securities	$29,580,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Contrarian Core Fund

March 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$6,296,063
Total Market Value of Collateral Securities	$6,296,063

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000
Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Contrarian Core Fund

March 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$169,738,987	$—	$—	$169,738,987
Consumer Staples	202,750,079	—	—	202,750,079
Energy	208,457,588	—	—	208,457,588
Financials	303,870,601	—	—	303,870,601
Health Care	261,456,630	—	—	261,456,630
Industrials	212,379,430	—	—	212,379,430
Information Technology	522,308,975	—	—	522,308,975
Materials	57,695,191	—	—	57,695,191
Telecommunication Services	16,604,767	—	—	16,604,767
Utilities	11,079,374	—	—	11,079,374
Total Equity Securities	1,966,341,622	—	—	1,966,341,622
Other
Money Market Funds	32,431,569	—	—	32,431,569
Investments of Cash Collateral Received for Securities on Loan	—	329,003,357	—	329,003,357
Total Other	32,431,569	329,003,357	—	361,434,926
Total	$1,998,773,191	$329,003,357	$—	$2,327,776,548

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia Contrarian Core Fund

March 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,593,066,905)	$1,966,341,622
Affiliated issuers (identified cost $32,431,569)	32,431,569
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $278,830,783)	278,830,783
Repurchase agreements (identified cost $50,172,574)	50,172,574
Total investments (identified cost $1,954,501,831)	2,327,776,548
Receivable for:
Investments sold	15,630,961
Capital shares sold	3,616,222
Dividends	2,658,121
Interest	58,468
Reclaims	132,594
Expense reimbursement due from Investment Manager	17,455
Prepaid expense	4,423
Trustees' deferred compensation plan	51,998
Total assets	2,349,946,790
Liabilities
Due upon return of securities on loan	329,003,357
Payable for:
Investments purchased	9,971,226
Capital shares purchased	2,192,188
Investment management fees	35,068
Distribution fees	7,722
Transfer agent fees	288,188
Administration fees	2,940
Plan administration fees	51
Chief compliance officer expenses	155
Other expenses	9,136
Trustees' deferred compensation plan	51,998
Total liabilities	341,562,029
Net assets applicable to outstanding capital stock	$2,008,384,761

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities (continued) – Columbia Contrarian Core Fund

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$1,642,448,583
Undistributed net investment income	3,149,450
Accumulated net realized loss	(10,505,671)
Unrealized appreciation (depreciation) on:
Investments	373,274,717
Foreign currency translations	17,682
Total—representing net assets applicable to outstanding capital stock	$2,008,384,761
*Value of securities on loan	$324,978,828
Net assets applicable to outstanding shares
Class A	$561,042,097
Class B	$24,625,359
Class C	$53,647,218
Class I	$401,213,851
Class R	$2,699,020
Class R4	$128,047
Class T	$122,471,382
Class W	$109,875,816
Class Z	$732,681,971
Shares outstanding
Class A	35,706,766
Class B	1,685,823
Class C	3,667,495
Class I	25,427,268
Class R	171,553
Class R4	8,109
Class T	7,852,630
Class W	6,990,187
Class Z	46,398,668
Net asset value per share
Class A(a)	$15.71
Class B	$14.61
Class C	$14.63
Class I	$15.78
Class R	$15.73
Class R4	$15.79
Class T(a)	$15.60
Class W	$15.72
Class Z	$15.79

(a)  The maximum offering price per share for Class A is $16.67 and Class T is $16.55. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Operations – Columbia Contrarian Core Fund

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$16,230,681
Dividends from affiliates	11,825
Income from securities lending – net	439,490
Foreign taxes withheld	(124,709)
Total income	16,557,287
Expenses:
Investment management fees	5,525,007
Distribution fees
Class B	87,402
Class C	168,857
Class R	2,995
Service fees
Class A	616,529
Class B	29,134
Class C	56,286
Class W	113,944
Shareholder service fee – Class T	168,255
Transfer agent fees
Class A	506,140
Class B	24,440
Class C	45,192
Class R	951
Class R4	28
Class T	116,378
Class W	91,053
Class Z	603,554
Administration fees	459,820
Plan administration fees
Class R4	143
Compensation of board members	36,743
Custodian fees	6,808
Printing and postage fees	93,640
Registration fees	124,845
Professional fees	46,750
Chief compliance officer expenses	317
Other	52,635
Total expenses	8,977,846
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(311,115)
Total net expenses	8,666,731
Net investment income	7,890,556
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	33,931,479
Foreign currency translations	2,226
Net realized gain	33,933,705
Net change in unrealized appreciation (depreciation) on:
Investments	369,768,770
Foreign currency translations	(1,959)
Net change in unrealized appreciation	369,766,811
Net realized and unrealized gain	403,700,516
Net increase in net assets resulting from operations	$411,591,072

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets – Columbia Contrarian Core Fund

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011(a)
Operations
Net investment income	$7,890,556	$7,299,606
Net realized gain	33,933,705	84,355,766
Net change in unrealized appreciation (depreciation)	369,766,811	(227,233,561)
Net increase (decrease) in net assets resulting from operations	411,591,072	(135,578,189)
Distributions to shareholders from:
Net investment income
Class A	(2,560,604)	(298,249)
Class I	(2,810,753)	(147,174)
Class R	(704)	—
Class R4	(719)	—
Class T	(537,364)	(228,384)
Class W	(470,835)	(161,179)
Class Z	(4,432,776)	(1,778,271)
Net realized gains
Class A	(10,430,378)	—
Class B	(539,119)	—
Class C	(989,089)	—
Class I	(6,421,134)	—
Class R	(4,502)	—
Class R4	(2,421)	—
Class T	(2,422,017)	—
Class W	(1,918,363)	—
Class Z	(12,224,234)	—
Total distributions to shareholders	(45,765,012)	(2,613,257)
Increase in net assets from share transactions	207,775,602	982,482,973
Total increase in net assets	573,601,662	844,291,527
Net assets at beginning of period	1,434,783,099	590,491,572
Net assets at end of period	$2,008,384,761	$1,434,783,099
Undistributed net investment income	$3,149,450	$6,072,649

(a)  Class R4 shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	5,061,505	72,872,024	10,020,992	144,873,952
Fund merger	—	—	20,212,114	303,837,273
Distributions reinvested	882,717	12,128,535	18,354	255,641
Redemptions	(4,046,863)	(57,798,001)	(5,258,930)	(75,612,603)
Net increase	1,897,359	27,202,558	24,992,530	373,354,263
Class B shares
Subscriptions	41,751	553,268	122,651	1,620,731
Fund merger	—	—	2,516,488	35,329,181
Distributions reinvested	40,648	520,704	—	—
Redemptions(b)	(232,754)	(3,093,637)	(1,141,664)	(15,777,916)
Net increase (decrease)	(150,355)	(2,019,665)	1,497,475	21,171,996
Class C shares
Subscriptions	864,517	11,397,784	1,437,827	19,390,341
Fund merger	—	—	617,699	8,678,618
Distributions reinvested	55,020	705,354	—	—
Redemptions	(361,399)	(4,806,213)	(503,246)	(6,666,669)
Net increase	558,138	7,296,925	1,552,280	21,402,290
Class I shares
Subscriptions	7,054,582	103,627,787	10,718,323	153,579,476
Fund merger	—	—	13,605,994	205,416,554
Distributions reinvested	669,931	9,231,653	10,521	147,157
Redemptions	(4,351,288)	(62,166,665)	(2,280,992)	(32,975,816)
Net increase	3,373,225	50,692,775	22,053,846	326,167,371
Class R shares
Subscriptions	178,439	2,518,935	318	4,652
Distributions reinvested	373	5,135	—	—
Redemptions	(7,771)	(116,012)	(4)	(61)
Net increase	171,041	2,408,058	314	4,591
Class R4 shares
Subscriptions	—	—	167	2,583
Fund merger	—	—	7,740	116,844
Distributions reinvested	202	2,795	—	—
Net increase	202	2,795	7,907	119,427
Class T shares
Subscriptions	75,451	1,037,609	55,930	788,208
Distributions reinvested	146,871	2,003,321	10,960	151,720
Redemptions	(410,721)	(5,791,234)	(1,045,497)	(14,810,309)
Net decrease	(188,399)	(2,750,304)	(978,607)	(13,870,381)
Class W shares
Subscriptions	1,802,764	26,202,212	7,743,688	106,692,654
Distributions reinvested	173,754	2,389,123	11,569	161,173
Redemptions	(866,923)	(12,381,549)	(1,874,863)	(27,146,720)
Net increase	1,109,595	16,209,786	5,880,394	79,707,107
Class Z shares
Subscriptions	12,746,319	184,364,517	21,989,221	320,135,583
Distributions reinvested	698,972	9,645,813	63,653	886,445
Redemptions	(5,926,903)	(85,277,656)	(10,301,231)	(146,595,719)
Net increase	7,518,388	108,732,674	11,751,643	174,426,309
Total net increase	14,289,194	207,775,602	66,757,782	982,482,973

(a)  Class R4 shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights – Columbia Contrarian Core Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$12.63		$12.61		$11.76		$11.89		$15.51		$14.03
Income from investment operations:
Net investment income	0.06		0.08		0.04		0.08		0.07		0.05
Net realized and unrealized gain (loss)	3.40		(0.03)		0.87		(0.14)		(2.17)		2.60
Total from investment operations	3.46		0.05		0.91		(0.06)		(2.10)		2.65
Less distributions to shareholders from:
Net investment income	(0.07)		(0.03)		(0.06)		(0.07)		(0.05)		—
Net realized gains	(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.38)		(0.03)		(0.06)		(0.07)		(1.52)		(1.17)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$15.71		$12.63		$12.61		$11.76		$11.89		$15.51
Total return	27.84%		0.39%		7.75%		(0.28%)		(15.35%)		19.82%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.21	%(c)	1.19	%(d)	1.25%		1.28	%(d)	1.24	%(d)	1.24%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.16	%(c)	1.16	%(d)(f)	1.19	%(f)	1.17	%(d)(f)	1.14	%(d)(g)	1.14	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.21	%(c)	1.19%		1.25%		1.28%		1.24%		1.24%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.16	%(c)	1.16	%(f)	1.19	%(f)	1.17	%(f)	1.14	%(g)	1.14	%(f)
Net investment income	0.79	%(c)	0.56	%(f)	0.32	%(f)	0.77	%(f)	0.53	%(g)	0.32	%(f)
Supplemental data
Net assets, end of period (in thousands)	$561,042		$427,039		$111,182		$27,742		$11,187		$12,054
Portfolio turnover	36%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$11.74		$11.78		$11.02		$11.14		$14.67		$13.42
Income from investment operations:
Net investment income (loss)	0.00	(a)	(0.03)		(0.05)		0.01		(0.03)		(0.06)
Net realized and unrealized gain (loss)	3.18		(0.01)		0.81		(0.13)		(2.03)		2.48
Total from investment operations	3.18		(0.04)		0.76		(0.12)		(2.06)		2.42
Less distributions to shareholders from:
Net realized gains	(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.31)		—		—		—		(1.47)		(1.17)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.61		$11.74		$11.78		$11.02		$11.14		$14.67
Total return	27.42%		(0.34%)		6.90%		(1.08%)		(15.96%)		18.94%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.96	%(c)	1.92	%(d)	2.00%		2.03	%(d)	1.99	%(d)	1.99%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.91	%(c)	1.90	%(d)(f)	1.94	%(f)	1.92	%(d)(f)	1.89	%(d)(g)	1.89	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.96	%(c)	1.92%		2.00%		2.03%		1.99%		1.99%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.91	%(c)	1.90	%(f)	1.94	%(f)	1.92	%(f)	1.89	%(g)	1.89	%(f)
Net investment income (loss)	0.04	%(c)	(0.19	%)(f)	(0.46	%)(f)	0.12	%(f)	(0.22	%)(g)	(0.44	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$24,625		$21,560		$3,991		$3,428		$3,629		$4,796
Portfolio turnover	36%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$11.76		$11.80		$11.03		$11.15		$14.68		$13.43
Income from investment operations:
Net investment income (loss)	0.00	(a)	(0.03)		(0.05)		0.01		(0.03)		(0.06)
Net realized and unrealized gain (loss)	3.18		(0.01)		0.82		(0.13)		(2.03)		2.48
Total from investment operations	3.18		(0.04)		0.77		(0.12)		(2.06)		2.42
Less distributions to shareholders from:
Net realized gains	(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.31)		—		—		—		(1.47)		(1.17)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.63		$11.76		$11.80		$11.03		$11.15		$14.68
Total return	27.38%		(0.34%)		6.98%		(1.08%)		(15.95%)		18.93%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.95	%(c)	1.95	%(d)	2.00%		2.03	%(d)	1.99	%(d)	1.99%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.91	%(c)	1.92	%(d)(f)	1.94	%(f)	1.92	%(d)(f)	1.89	%(d)(g)	1.89	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.95	%(c)	1.95%		2.00%		2.03%		1.99%		1.99%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.91	%(c)	1.92	%(f)	1.94	%(f)	1.92	%(f)	1.89	%(g)	1.89	%(f)
Net investment income (loss)	0.04	%(c)	(0.22	%)(f)	(0.44	%)(f)	0.03	%(f)	(0.21	%)(g)	(0.41	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$53,647		$36,559		$18,368		$7,094		$1,718		$1,428
Portfolio turnover	36%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class I
Per share data
Net asset value, beginning of period	$12.71		$12.69		$12.70
Income from investment operations:
Net investment income	0.09		0.14		0.01
Net realized and unrealized gain (loss)	3.42		(0.03)		(0.02)
Total from investment operations	3.51		0.11		(0.01)
Less distributions to shareholders from:
Net investment income	(0.13)		(0.09)		—
Net realized gains	(0.31)		—		—
Total distributions to shareholders	(0.44)		(0.09)		—
Net asset value, end of period	$15.78		$12.71		$12.69
Total return	28.12%		0.81%		(0.08%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.75	%(c)	0.76	%(d)	0.85	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.75	%(c)	0.76	%(d)(f)	0.85	%(c)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.75	%(c)	0.76%		0.85	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.75	%(c)	0.76	%(f)	0.85	%(c)(f)
Net investment income	1.22	%(c)	0.99	%(f)	4.99	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$401,214		$280,304		$2
Portfolio turnover	36%		78%		94%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class R
Per share data
Net asset value, beginning of period	$12.63		$12.61		$12.62
Income from investment operations:
Net investment income	0.04		0.05		0.00	(b)
Net realized and unrealized gain (loss)	3.41		(0.03)		(0.01)
Total from investment operations	3.45		0.02		(0.01)
Less distributions to shareholders from:
Net investment income	(0.04)		—		—
Net realized gains	(0.31)		—		—
Total distributions to shareholders	(0.35)		—		—
Net asset value, end of period	$15.73		$12.63		$12.61
Total return	27.75%		0.16%		(0.08%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.42	%(d)	1.44	%(e)	1.44	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.37	%(d)	1.39	%(e)(g)	1.44	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.42	%(d)	1.44%		1.44	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.37	%(d)	1.39	%(g)	1.44	%(d)(g)
Net investment income	0.55	%(d)	0.32	%(g)	4.34	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$2,699		$6		$2
Portfolio turnover	36%		78%		94%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011(a)
Class R4
Per share data
Net asset value, beginning of period	$12.70		$14.93
Income from investment operations:
Net investment income	0.06		0.06
Net realized and unrealized gain (loss)	3.43		(2.29)
Total from investment operations	3.49		(2.23)
Less distributions to shareholders from:
Net investment income	(0.09)		—
Net realized gains	(0.31)		—
Total distributions to shareholders	(0.40)		—
Net asset value, end of period	$15.79		$12.70
Total return	27.91%		(14.94%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.05	%(c)	1.05	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.05	%(c)	1.05	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.05	%(c)	1.05	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.05	%(c)	1.05	%(c)(f)
Net investment income	0.90	%(c)	0.72	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$128		$100
Portfolio turnover	36%		78%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class T
Per share data
Net asset value, beginning of period	$12.54		$12.51		$11.67		$11.80		$15.40		$13.95
Income from investment operations:
Net investment income	0.05		0.06		0.03		0.08		0.06		0.04
Net realized and unrealized gain (loss)	3.38		—		0.86		(0.14)		(2.15)		2.58
Total from investment operations	3.43		0.06		0.89		(0.06)		(2.09)		2.62
Less distributions to shareholders from:
Net investment income	(0.06)		(0.03)		(0.05)		(0.07)		(0.04)		(0.00	)(a)
Net realized gains	(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.37)		(0.03)		(0.05)		(0.07)		(1.51)		(1.17)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$15.60		$12.54		$12.51		$11.67		$11.80		$15.40
Total return	27.81%		0.43%		7.68%		(0.35%)		(15.37%)		19.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.26	%(c)	1.26	%(d)	1.30%		1.33	%(d)	1.29	%(d)	1.29%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.21	%(c)	1.21	%(d)(f)	1.24	%(f)	1.22	%(d)(f)	1.19	%(d)(g)	1.19	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.26	%(c)	1.26%		1.30%		1.33%		1.29%		1.29%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.21	%(c)	1.21	%(f)	1.24	%(f)	1.22	%(f)	1.19	%(g)	1.19	%(f)
Net investment income	0.74	%(c)	0.44	%(f)	0.24	%(f)	0.81	%(f)	0.48	%(g)	0.27	%(f)
Supplemental data
Net assets, end of period (in thousands)	$122,471		$100,805		$112,862		$117,161		$132,272		$177,345
Portfolio turnover	36%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class W
Per share data
Net asset value, beginning of period	$12.64		$12.61		$12.62
Income from investment operations:
Net investment income	0.06		0.08		0.00	(b)
Net realized and unrealized gain (loss)	3.40		(0.02)		(0.01)
Total from investment operations	3.46		0.06		(0.01)
Less distributions to shareholders from:
Net investment income	(0.07)		(0.03)		—
Net realized gains	(0.31)		—		—
Total distributions to shareholders	(0.38)		(0.03)		—
Net asset value, end of period	$15.72		$12.64		$12.61
Total return	27.82%		0.47%		(0.08%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20	%(d)	1.20	%(e)	1.19	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.16	%(d)	1.16	%(e)(g)	1.19	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20	%(d)	1.20%		1.19	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.16	%(d)	1.16	%(g)	1.19	%(d)(g)
Net investment income	0.81	%(d)	0.54	%(g)	4.64	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$109,876		$74,302		$2
Portfolio turnover	36%		78%		94%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Financial Highlights (continued) – Columbia Contrarian Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$12.71		$12.68		$11.83		$11.97		$15.60		$14.10
Income from investment operations:
Net investment income	0.08		0.11		0.07		0.11		0.11		0.08
Net realized and unrealized gain (loss)	3.42		(0.01)		0.86		(0.15)		(2.18)		2.62
Total from investment operations	3.50		0.10		0.93		(0.04)		(2.07)		2.70
Less distributions to shareholders from:
Net investment income	(0.11)		(0.07)		(0.08)		(0.10)		(0.09)		(0.03)
Net realized gains	(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.42)		(0.07)		(0.08)		(0.10)		(1.56)		(1.20)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$15.79		$12.71		$12.68		$11.83		$11.97		$15.60
Total return	27.99%		0.72%		7.93%		(0.01%)		(15.11%)		20.13%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.95	%(c)	0.96	%(d)	1.00%		1.03	%(d)	0.99	%(d)	0.99%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.91	%(c)	0.91	%(d)(f)	0.94	%(f)	0.92	%(d)(f)	0.89	%(d)(g)	0.89	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.95	%(c)	0.96%		1.00%		1.03%		0.99%		0.99%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.91	%(c)	0.91	%(f)	0.94	%(f)	0.92	%(f)	0.89	%(g)	0.89	%(f)
Net investment income	1.05	%(c)	0.76	%(f)	0.54	%(f)	1.09	%(f)	0.77	%(g)	0.57	%(f)
Supplemental data
Net assets, end of period (in thousands)	$732,682		$494,107		$344,081		$247,974		$173,479		$245,529
Portfolio turnover	36%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Notes to Financial Statements – Columbia Contrarian Core Fund
March 31, 2012 (Unaudited)

Note 1. Organization

Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class T, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia Funds (formerly named Liberty funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed

23

Columbia Contrarian Core Fund, March 31, 2012 (Unaudited)

securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the

24

Columbia Contrarian Core Fund, March 31, 2012 (Unaudited)

event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified

25

Columbia Contrarian Core Fund, March 31, 2012 (Unaudited)

against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended March 31, 2012 was 0.65% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate

26

Columbia Contrarian Core Fund, March 31, 2012 (Unaudited)

value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended March 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.20
Class R	0.16
Class R4	0.05
Class T	0.21
Class W	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate

27

Columbia Contrarian Core Fund, March 31, 2012 (Unaudited)

annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized shareholder services fee rate for the six months ended March 31, 2012 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $205,544 for Class A, $5,837 for Class B, $2,076 for Class C and $4,129 for Class T shares for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.16%
Class B	1.91
Class C	1.91
Class I	0.78
Class R	1.41
Class R4	1.08
Class T	1.21
Class W	1.16
Class Z	0.91

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $1,954,502,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$383,257,000
Unrealized depreciation	$(9,982,000)
Net unrealized appreciation	$373,275,000

The following capital loss carryforward, determined as of September 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$39,486,674

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

28

Columbia Contrarian Core Fund, March 31, 2012 (Unaudited)

However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

The Fund acquired $78,694,697 of capital loss carryforward in connection with the RiverSource Partners Fundamental Value Fund merger (Note 10). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $753,795,478 and $602,591,013, respectively, for the six months ended March 31, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2012, securities valued at $324,978,828 were on loan, secured by cash collateral of $329,003,357 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

29

Columbia Contrarian Core Fund, March 31, 2012 (Unaudited)

Note 8. Shareholder Concentration

At March 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 25.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 23.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended March 31, 2012.

Note 10. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Partners Fundamental Value Fund, a series of RiverSource Managers Series, Inc. The reorganization was completed after shareholders of RiverSource Partners Fundamental Value Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $900,258,998 and the combined net assets immediately after the acquisition were $1,453,637,468.

The merger was accomplished by a tax-free exchange of 105,198,809 shares of RiverSource Partners Fundamental Value Fund valued at $553,378,470 (including $147,202,771 of unrealized appreciation).

In exchange for RiverSource Partners Fundamental Value Fund shares, the Fund issued the following number of shares:

Shares
Class A	20,212,114
Class B	2,516,488
Class C	617,699
Class I	13,605,994
Class R4	7,740

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Partners Fundamental Value Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Partners Fundamental Value Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on October 1, 2010, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended September 30, 2011 would have been approximately $9.4 million, $110 million, $(170.1) million and $(50.7) million, respectively.

30

Columbia Contrarian Core Fund, March 31, 2012 (Unaudited)

Note 11. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

31

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Contrarian Core Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios

32

of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the fifty-sixth, seventh and third percentile (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total

33

expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the third and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative

34

services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

35

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Contrarian Core Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

37

Columbia Contrarian Core Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1405 C (5/12)

Columbia Dividend Income Fund

Semiannual Report for the Period Ended March 31, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	21

Board Consideration and Approval of Advisory Agreement	29

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for companies to restructure their balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, it has delayed a true reckoning with the European financial situation, as concerns about Spain and Portugal continue to cloud the outlook. These structural challenges that persist in the developed world, and slowing growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Dividend Income Fund

Average annual total return as of 03/31/12 (%)

Share class	A*		B*		C*		I*
Inception	11/25/02		11/25/02		11/25/02		09/27/10
Sales charge	without	with	without	with	without	with	without
6 month (cumulative)	21.93	14.93	21.47	16.47	21.48	20.48	22.11
1-year	9.81	3.52	8.96	3.96	8.97	7.97	10.22
5-year	2.99	1.77	2.23	1.86	2.23	2.23	3.31
10-year	5.06	4.44	4.29	4.29	4.28	4.28	5.37

Share class	R*	T		W*	Z
Inception	03/28/08	03/04/98		09/27/10	03/04/98
Sales charge	without	without	with	without	without
6 month (cumulative)	21.76	21.80	14.81	21.93	22.06
1-year	9.53	9.76	3.47	9.83	10.09
5-year	2.76	2.94	1.72	3.04	3.26
10-year	4.83	4.99	4.37	5.13	5.35

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A and Class T shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class W shares are sold at net asset value with a distribution and service (Rule 12b-1) fee. Class I, Class R, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

Dividend payments are not guaranteed. The amount of a dividend payment, if any, can vary over time.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the manager's assessment of a company's prospects is wrong, the price of its stock may not approach the value the manager has placed on it.

1The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 03/31/12

+21.93%

Class A shares (without sales charge)

+26.27%

Russell 1000 Index[1]

Net asset value per share

as of 03/31/12 ($)
Class A	14.64
Class B	14.31
Class C	14.30
Class I	14.66
Class R	14.65
Class T	14.64
Class W	14.64
Class Z	14.65

Distributions declared per share

10/01/11 – 03/31/12 ($)
Class A	0.18
Class B	0.13
Class C	0.13
Class I	0.20
Class R	0.16
Class T	0.17
Class W	0.18
Class Z	0.19

Portfolio Breakdown 2

as of 03/31/12 (%)
Common Stocks	94.6
Consumer Discretionary	8.7
Consumer Staples	11.7
Energy	11.1
Financials	14.6
Health Care	12.2
Industrials	9.0
Information Technology	11.8
Materials	5.1
Telecommunication Services	5.7
Utilities	4.7
Convertible Preferred Stocks	0.6
Energy	0.1
Financials	0.5
Exchange-Traded Funds	1.8
Other[3]	3.0

2Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

3Includes investments in money market funds.

1

Fund Expense Example – Columbia Dividend Income Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

10/01/11 – 03/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,219.30	1,019.89	5.52	5.02	1.00
Class B	1,000.00	1,000.00	1,214.70	1,016.16	9.64	8.77	1.75
Class C	1,000.00	1,000.00	1,214.80	1,016.16	9.64	8.77	1.75
Class I	1,000.00	1,000.00	1,221.10	1,021.73	3.48	3.17	0.63
Class R	1,000.00	1,000.00	1,217.60	1,018.65	6.89	6.27	1.25
Class T	1,000.00	1,000.00	1,218.00	1,019.64	5.79	5.27	1.05
Class W	1,000.00	1,000.00	1,219.30	1,019.89	5.52	5.02	1.00
Class Z	1,000.00	1,000.00	1,220.60	1,021.13	4.14	3.77	0.75

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Dividend Income Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 94.2%
CONSUMER DISCRETIONARY 8.7%
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	1,021,300	$100,189,530
Leisure Equipment & Products 0.7%
Mattel, Inc. (a)	1,104,425	37,174,946
Media 2.2%
McGraw-Hill Companies, Inc. (The)	727,250	35,249,807
Meredith Corp. (a)	929,525	30,172,382
Time Warner, Inc. (a)	1,640,350	61,923,212
Total		127,345,401
Multiline Retail 1.1%
Macy's, Inc.	720,000	28,605,600
Nordstrom, Inc.	659,525	36,748,733
Total		65,354,333
Specialty Retail 3.0%
Home Depot, Inc. (The)	1,987,100	99,971,001
Limited Brands, Inc. (a)	755,650	36,271,200
TJX Companies, Inc.	923,900	36,688,069
Total		172,930,270
TOTAL CONSUMER DISCRETIONARY		502,994,480
CONSUMER STAPLES 11.7%
Beverages 2.0%
Coca-Cola Co. (The)	727,250	53,823,773
Diageo PLC, ADR (a)	665,283	64,199,809
Total		118,023,582
Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc.	818,050	50,064,660
Food Products 1.9%
General Mills, Inc.	924,075	36,454,759
HJ Heinz Co. (a)	1,361,500	72,908,325
Total		109,363,084
Household Products 2.3%
Kimberly-Clark Corp. (a)	719,950	53,197,106
Procter & Gamble Co. (The)	1,192,000	80,114,320
Total		133,311,426
Tobacco 4.6%
Altria Group, Inc.	2,240,950	69,178,126
Philip Morris International, Inc.	2,230,875	197,677,834
Total		266,855,960
TOTAL CONSUMER STAPLES		677,618,712
ENERGY 11.0%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	489,875	34,256,959
Oil, Gas & Consumable Fuels 10.4%
Chevron Corp.	1,123,925	120,529,717
ConocoPhillips (a)	732,675	55,690,627
Exxon Mobil Corp.	1,912,875	165,903,649
Kinder Morgan, Inc. (a)	1,760,575	68,046,224
Occidental Petroleum Corp.	753,700	71,774,851
Penn West Petroleum Ltd. (a)	962,325	18,832,700
Royal Dutch Shell PLC, ADR	1,482,105	103,940,023
Total		604,717,791
TOTAL ENERGY		638,974,750

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS 14.5%
Capital Markets 2.3%
BlackRock, Inc. (a)	330,500	$67,719,450
Northern Trust Corp. (a)	822,400	39,022,880
T Rowe Price Group, Inc.	470,875	30,748,138
Total		137,490,468
Commercial Banks 3.4%
PNC Financial Services Group, Inc.	814,700	52,540,003
U.S. Bancorp	1,891,500	59,922,720
Wells Fargo & Co.	2,500,000	85,350,000
Total		197,812,723
Consumer Finance 1.1%
American Express Co.	1,102,275	63,777,632
Diversified Financial Services 2.9%
CME Group, Inc.	145,000	41,952,850
JPMorgan Chase & Co.	2,710,325	124,620,743
Total		166,573,593
Insurance 3.0%
Arthur J Gallagher & Co. (a)	1,238,375	44,259,522
Chubb Corp. (The)	545,150	37,675,316
MetLife, Inc.	737,850	27,558,697
Progressive Corp. (The) (a)	932,725	21,620,566
RenaissanceRe Holdings Ltd. (a)	184,550	13,975,972
Unum Group	1,219,300	29,848,464
Total		174,938,537
Real Estate Investment Trusts (REITs) 1.3%
Digital Realty Trust, Inc. (a)	517,050	38,246,188
Public Storage	261,175	36,086,550
Total		74,332,738
Thrifts & Mortgage Finance 0.5%
People's United Financial, Inc. (a)	2,143,975	28,386,229
TOTAL FINANCIALS		843,311,920
HEALTH CARE 12.1%
Biotechnology 0.7%
Amgen, Inc.	642,200	43,663,178
Pharmaceuticals 11.4%
Abbott Laboratories (a)	1,695,000	103,886,550
Bristol-Myers Squibb Co. (a)	4,118,650	139,004,437
GlaxoSmithKline PLC, ADR (a)	1,126,325	50,583,256
Johnson & Johnson	1,454,425	95,933,873
Merck & Co., Inc.	3,280,625	125,976,000
Pfizer, Inc.	6,369,950	144,343,067
Total		659,727,183
TOTAL HEALTH CARE		703,390,361
INDUSTRIALS 9.0%
Aerospace & Defense 3.6%
Boeing Co. (The)	367,500	27,330,975
Honeywell International, Inc.	1,241,225	75,776,786
Raytheon Co. (a)	913,150	48,196,057
United Technologies Corp.	719,525	59,677,404
Total		210,981,222
Commercial Services & Supplies 0.6%
Waste Management, Inc. (a)	1,041,625	36,415,210

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Dividend Income Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Electrical Equipment 0.6%
Emerson Electric Co.	600,125	$31,314,522
Industrial Conglomerates 1.0%
General Electric Co.	2,974,500	59,698,215
Machinery 2.7%
Deere & Co. (a)	557,725	45,119,952
Dover Corp.	683,275	43,005,329
Illinois Tool Works, Inc.	447,300	25,549,776
Parker Hannifin Corp.	472,500	39,949,875
Total		153,624,932
Road & Rail 0.5%
Norfolk Southern Corp.	474,000	31,203,420
TOTAL INDUSTRIALS		523,237,521
INFORMATION TECHNOLOGY 11.8%
IT Services 5.3%
Accenture PLC, Class A	1,186,500	76,529,250
Automatic Data Processing, Inc.	946,275	52,224,917
International Business Machines Corp.	860,975	179,642,434
Total		308,396,601
Office Electronics 0.5%
Canon, Inc., ADR (a)	612,400	29,186,984
Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	5,355,000	150,529,050
Texas Instruments, Inc.	1,281,025	43,055,250
Total		193,584,300
Software 2.7%
Microsoft Corp.	4,761,375	153,554,344
TOTAL INFORMATION TECHNOLOGY		684,722,229
MATERIALS 5.1%
Chemicals 3.5%
EI du Pont de Nemours & Co.	1,294,275	68,467,148
RPM International, Inc. (a)	1,091,665	28,590,706
Sherwin-Williams Co. (The)	981,975	106,711,223
Total		203,769,077
Containers & Packaging 0.5%
Sonoco Products Co. (a)	902,575	29,965,490
Metals & Mining 1.1%
BHP Billiton Ltd., ADR (a)	331,300	23,986,120
Nucor Corp. (a)	873,815	37,530,355
Total		61,516,475
TOTAL MATERIALS		295,251,042
TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 5.6%
AT&T, Inc. (a)	5,209,375	162,688,781
Verizon Communications, Inc.	4,051,725	154,897,447
Windstream Corp. (a)	918,575	10,756,513
Total		328,342,741
TOTAL TELECOMMUNICATION SERVICES		328,342,741

Issuer	Shares	Value
Common Stocks (continued)
UTILITIES 4.7%
Electric Utilities 1.0%
American Electric Power Co., Inc.	971,225	$37,469,861
NextEra Energy, Inc.	369,700	22,581,276
Total		60,051,137
Gas Utilities 0.5%
National Fuel Gas Co. (a)	545,650	26,256,678
Multi-Utilities 3.2%
CMS Energy Corp. (a)	1,259,950	27,718,900
Dominion Resources, Inc. (a)	550,975	28,215,430
NSTAR	633,150	30,790,084
Public Service Enterprise Group, Inc.	1,114,450	34,113,314
Sempra Energy	661,575	39,668,037
Wisconsin Energy Corp. (a)	792,225	27,870,476
Total		188,376,241
TOTAL UTILITIES		274,684,056
Total Common Stocks (Cost: $4,509,424,800)		$5,472,527,812
Convertible Preferred Stocks 0.6%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Apache Corp., 6.000% (a)	104,975	5,826,113
TOTAL ENERGY		5,826,113
FINANCIALS 0.5%
Commercial Banks 0.5%
Fifth Third Bancorp, 8.500% (a)	200,000	28,350,000
TOTAL FINANCIALS		28,350,000
Total Convertible Preferred Stocks (Cost: $35,783,775)		$34,176,113
Exchange-Traded Funds 1.8%
SPDR S&P 500 ETF Trust	725,000	102,022,000
Total Exchange-Traded Funds (Cost: $99,837,442)		$102,022,000
Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.161% (b)(c)	174,295,029	174,295,029
Total Money Market Funds (Cost: $174,295,029)		$174,295,029

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Dividend Income Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 8.8%
Asset-Backed Commercial Paper 1.4%
Atlantis One 04/11/12	0.511%	$4,993,554	$4,993,554
08/01/12	0.662%	11,959,960	11,959,960
09/10/12	0.592%	5,982,300	5,982,300
Kells Funding LLC 04/13/12	0.581%	9,985,017	9,985,017
05/10/12	0.501%	9,988,194	9,988,194
06/04/12	0.501%	1,997,361	1,997,361
07/02/12	0.601%	4,989,250	4,989,250
Newport Funding Corp. 04/02/12	0.200%	4,999,917	4,999,917
Regency Markets No. 1 LLC 04/18/12	0.200%	4,999,167	4,999,167
05/15/12	0.380%	9,990,500	9,990,500
Rhein-Main Securitisation Ltd. 04/13/12	0.771%	9,987,166	9,987,166
Total			79,872,386
Certificates of Deposit 4.5%
ABM AMRO Bank N.V. 06/21/12	0.400%	9,989,788	9,989,788
Australia and New Zealand Bank Group, Ltd. 05/16/12	0.470%	15,000,000	15,000,000
Bank of Nova Scotia 05/03/12	0.373%	15,000,000	15,000,000
Barclays Bank PLC 04/18/12	0.600%	12,000,000	12,000,000
DZ Bank AG 04/16/12	0.220%	10,000,000	10,000,000
Den Danske Bank 04/02/12	0.200%	10,000,000	10,000,000
DnB NOR ASA 09/14/12	0.530%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts 04/26/12	0.300%	2,000,000	2,000,000
Hong Kong Shanghai Bank Corp., Ltd. 04/16/12	0.250%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd. 06/01/12	0.370%	20,000,000	20,000,000
N.V. Bank Nederlandse Gemeenten 04/10/12	0.335%	10,000,000	10,000,000
National Australia Bank 04/30/12	0.391%	15,000,000	15,000,000
08/16/12	0.341%	10,000,000	10,000,000
National Bank of Canada 05/08/12	0.393%	10,000,000	10,000,000
Norinchukin Bank 05/21/12	0.470%	12,000,000	12,000,000
Royal Bank of Canada 04/02/12	0.100%	10,000,000	10,000,000
Skandinaviska Enskilda Banken 04/16/12	0.360%	20,000,000	20,000,000
Standard Chartered Bank PLC 04/03/12	0.570%	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 06/04/12	0.375%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd. 05/29/12	0.370%	12,000,000	12,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Svenska Handelsbanken 08/30/12	0.580%	$10,000,000	$10,000,000
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland 04/09/12	0.590%	10,000,000	10,000,000
04/17/12	0.580%	5,000,000	5,000,000
United Overseas Bank Ltd. 04/16/12	0.230%	5,000,000	5,000,000
Total			259,989,788
Commercial Paper 2.4%
Australia and New Zealand Bank Group, Ltd. 04/25/12	0.461%	9,976,617	9,976,617
Caisse d'Amortissement de la Dette Sociale 07/19/12	0.471%	4,992,167	4,992,167
Development Bank of Singapore Ltd. 08/02/12	0.551%	9,973,417	9,973,417
DnB NOR 04/10/12	0.521%	9,986,278	9,986,278
08/30/12	0.491%	3,000,000	3,000,000
Erste Abwicklungsanstalt 04/24/12	0.681%	4,991,311	4,991,311
04/23/12	0.671%	1,996,613	1,996,613
HSBC Bank PLC 04/13/12	0.481%	19,951,200	19,951,200
Nordea Bank AB 07/24/12	0.627%	6,977,882	6,977,882
08/14/12	0.592%	4,985,168	4,985,168
Skandinaviska Enskilda Banken AB 05/14/12	0.330%	6,996,022	6,996,022
Suncorp Metway Ltd. 04/10/12	0.480%	4,995,933	4,995,933
05/21/12	0.480%	9,991,600	9,991,600
The Commonwealth Bank of Australia 08/16/12	0.302%	10,000,000	10,000,000
Toyota Motor Credit Corp. 04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd. 04/20/12	0.531%	14,959,587	14,959,587
08/27/12	0.491%	6,984,279	6,984,279
Total			137,738,038
Repurchase Agreements 0.5%
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $12,629,339 (d)	0.200%	12,629,128	12,629,128
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $20,000,300 (d)	0.180%	20,000,000	20,000,000
Total			32,629,128
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $510,229,340)			$510,229,340
Total Investments (Cost: $5,329,570,386)			$6,293,250,294
Other Assets & Liabilities, Net			(485,168,314)
Net Assets			$5,808,081,980

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Dividend Income Fund

March 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  At March 31, 2012, security was partially or fully on loan.

(b)  The rate shown is the seven-day current annualized yield at March 31, 2012.

(c)  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$123,514,676	$912,396,385	$(861,616,032)	$—	$174,295,029	$122,406	$174,295,029

(d)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$12,881,787
Total Market Value of Collateral Securities	$12,881,787

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$20,400,000
Total Market Value of Collateral Securities	$20,400,000
Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Dividend Income Fund

March 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$502,994,480	$—	$—	$502,994,480
Consumer Staples	677,618,712	—	—	677,618,712
Energy	638,974,750	—	—	638,974,750
Financials	843,311,920	—	—	843,311,920
Health Care	703,390,361	—	—	703,390,361
Industrials	523,237,521	—	—	523,237,521
Information Technology	684,722,229	—	—	684,722,229
Materials	295,251,042	—	—	295,251,042
Telecommunication Services	328,342,741	—	—	328,342,741
Utilities	274,684,056	—	—	274,684,056
Convertible Preferred Stocks
Energy	—	5,826,113	—	5,826,113
Financials	—	28,350,000	—	28,350,000
Exchange-Traded Funds	102,022,000	—	—	102,022,000
Total Equity Securities	5,574,549,812	34,176,113	—	5,608,725,925
Other
Money Market Funds	174,295,029	—	—	174,295,029
Investments of Cash Collateral Received for Securities on Loan	—	510,229,340	—	510,229,340
Total Other	174,295,029	510,229,340	—	684,524,369
Total	$5,748,844,841	$544,405,453	$—	$6,293,250,294

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Dividend Income Fund

March 31, 2012 (Unaudited)

Assets

Investments, at value*
Unaffiliated issuers (identified cost $4,645,046,017)	$5,608,725,925
Affiliated issuers (identified cost $174,295,029)	174,295,029
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $477,600,212)	477,600,212
Repurchase agreements (identified cost $32,629,128)	32,629,128
Total investments (identified cost $5,329,570,386)	6,293,250,294
Receivable for:
Investments sold	4,343,113
Capital shares sold	11,780,680
Dividends	13,536,869
Interest	1,013,659
Reclaims	26,049
Expense reimbursement due from Investment Manager	10,294
Prepaid expense	255,655
Trustees' deferred compensation plan	122,249
Total assets	6,324,338,862
Liabilities
Due upon return of securities on loan	510,229,340
Payable for:
Capital shares purchased	5,081,443
Investment management fees	84,951
Distribution and service fees	20,896
Transfer agent fees	525,378
Administration fees	7,318
Compensation of board members	6,759
Chief compliance officer expenses	1,107
Other expenses	177,441
Trustees' deferred compensation plan	122,249
Total liabilities	516,256,882
Net assets applicable to outstanding capital stock	$5,808,081,980

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Dividend Income Fund

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$4,911,592,966
Undistributed net investment income	572,164
Accumulated net realized loss	(67,763,180)
Unrealized appreciation (depreciation) on:
Investments	963,679,908
Foreign currency translations	122
Total—representing net assets applicable to outstanding capital stock	$5,808,081,980
*Value of securities on loan	$499,560,099
Net assets applicable to outstanding shares
Class A	$1,695,305,044
Class B	$16,667,997
Class C	$277,892,338
Class I	$279,949,526
Class R	$29,606,478
Class T	$82,466,152
Class W	$49,431,918
Class Z	$3,376,762,527
Shares outstanding
Class A	115,793,705
Class B	1,164,862
Class C	19,433,428
Class I	19,101,834
Class R	2,021,101
Class T	5,631,858
Class W	3,376,305
Class Z	230,552,819
Net asset value per share
Class A(a)	$14.64
Class B	$14.31
Class C	$14.30
Class I	$14.66
Class R	$14.65
Class T(a)	$14.64
Class W	$14.64
Class Z	$14.65

(a)  The maximum offering price per share for Class A is $15.53 and Class T is $15.53. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Dividend Income Fund

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$86,634,932
Dividends from affiliates	122,406
Income from securities lending – net	3,459,081
Foreign taxes withheld	(219,825)
Total income	89,996,594
Expenses:
Investment management fees	13,209,113
Distribution fees
Class B	61,386
Class C	854,305
Class R	50,059
Service fees
Class A	1,732,359
Class B	20,462
Class C	284,768
Class W	59,555
Shareholder service fee – Class T	117,796
Transfer agent fees
Class A	1,144,268
Class B	14,506
Class C	186,825
Class R	15,960
Class T	67,847
Class W	38,766
Class Z	2,265,359
Administration fees	1,155,370
Compensation of board members	67,280
Custodian fees	100,540
Printing and postage fees	226,086
Registration fees	266,273
Professional fees	79,165
Chief compliance officer expenses	926
Other	88,404
Total expenses	22,107,378
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(954,448)
Total net expenses	21,152,930
Net investment income	68,843,664
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	14,814,985
Foreign currency translations	1,988
Net realized gain	14,816,973
Net change in unrealized appreciation (depreciation) on:
Investments	851,586,744
Foreign currency translations	2,742
Net change in unrealized appreciation	851,589,486
Net realized and unrealized gain	866,406,459
Net increase in net assets resulting from operations	$935,250,123

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Dividend Income Fund

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Operations
Net investment income	$68,843,664	$80,954,053
Net realized gain	14,816,973	16,570,289
Net change in unrealized appreciation (depreciation)	851,589,486	(125,203,225)
Net increase (decrease) in net assets resulting from operations	935,250,123	(27,678,883)
Distributions to shareholders from:
Net investment income
Class A	(18,711,290)	(22,582,632)
Class B	(149,656)	(274,525)
Class C	(2,239,333)	(2,356,214)
Class I	(3,932,492)	(3,517,020)
Class R	(259,671)	(247,636)
Class T	(987,754)	(1,721,136)
Class W	(606,798)	(740,376)
Class Z	(41,629,351)	(49,919,726)
Total distributions to shareholders	(68,516,345)	(81,359,265)
Increase (decrease) in net assets from share transactions	1,033,842,434	1,492,699,841
Total increase in net assets	1,900,576,212	1,383,661,693
Net assets at beginning of period	3,907,505,768	2,523,844,075
Net assets at end of period	$5,808,081,980	$3,907,505,768
Undistributed net investment income	$572,164	$244,845

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Dividend Income Fund

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	36,791,928	504,167,150	48,175,528	634,891,354
Distributions reinvested	1,151,651	16,100,056	1,446,142	18,598,042
Redemptions	(12,858,816)	(175,892,729)	(18,973,244)	(248,181,551)
Net increase	25,084,763	344,374,477	30,648,426	405,307,845
Class B shares
Subscriptions	163,777	2,172,035	342,782	4,373,503
Distributions reinvested	8,376	113,803	15,508	195,603
Redemptions(a)	(324,004)	(4,299,943)	(823,282)	(10,545,800)
Net decrease	(151,851)	(2,014,105)	(464,992)	(5,976,694)
Class C shares
Subscriptions	5,152,839	68,935,034	9,101,453	116,817,556
Distributions reinvested	126,063	1,717,924	132,150	1,655,855
Redemptions	(1,149,369)	(15,285,533)	(1,871,114)	(23,806,169)
Net increase	4,129,533	55,367,425	7,362,489	94,667,242
Class I shares
Subscriptions	4,092,578	55,561,585	24,078,342	320,170,838
Distributions reinvested	282,493	3,932,450	276,223	3,516,952
Redemptions	(5,787,164)	(77,747,945)	(3,840,844)	(50,294,066)
Net increase (decrease)	(1,412,093)	(18,253,910)	20,513,721	273,393,724
Class R shares
Subscriptions	1,136,612	15,675,712	742,217	9,640,024
Distributions reinvested	14,515	203,218	15,585	200,423
Redemptions	(206,416)	(2,850,576)	(388,469)	(5,161,722)
Net increase	944,711	13,028,354	369,333	4,678,725
Class T shares
Subscriptions	44,097	596,164	150,886	1,961,263
Distributions reinvested	58,440	812,871	109,642	1,414,376
Redemptions	(423,438)	(5,784,205)	(938,084)	(12,332,826)
Net decrease	(320,901)	(4,375,170)	(677,556)	(8,957,187)
Class W shares
Subscriptions	601,131	8,173,626	4,878,494	64,001,093
Distributions reinvested	43,651	606,762	58,168	740,317
Redemptions	(846,385)	(11,589,572)	(1,358,960)	(17,428,109)
Net increase (decrease)	(201,603)	(2,809,184)	3,577,702	47,313,301
Class Z shares
Subscriptions	70,799,659	967,544,842	86,848,555	1,140,726,956
Distributions reinvested	1,312,934	18,342,882	1,553,333	19,960,237
Redemptions	(24,636,625)	(337,363,177)	(36,526,580)	(478,414,308)
Net increase	47,475,968	648,524,547	51,875,308	682,272,885
Total net increase	75,548,527	1,033,842,434	113,204,431	1,492,699,841

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Dividend Income Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$12.16		$12.12		$11.18		$12.01		$15.35		$13.45
Income from investment operations:
Net investment income	0.18		0.29		0.28		0.29		0.31		0.28
Net realized and unrealized gain (loss)	2.48		0.03	(a)	0.94		(0.86)		(3.18)		2.02
Total from investment operations	2.66		0.32		1.22		(0.57)		(2.87)		2.30
Less distributions to shareholders from:
Net investment income	(0.18)		(0.28)		(0.28)		(0.27)		(0.31)		(0.27)
Net realized gains	—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.18)		(0.28)		(0.28)		(0.27)		(0.47)		(0.40)
Proceeds from regulatory settlement	—		—		—		0.01		—		—
Net asset value, end of period	$14.64		$12.16		$12.12		$11.18		$12.01		$15.35
Total return	21.93%		2.56%		11.02%		(4.33%)		(19.06%)		17.31%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04	%(c)	1.09%		1.07%		1.11%		1.11%		1.12%
Net expenses after fees waived or expenses reimbursed(d)	1.00	%(c)	1.03	%(e)	1.05	%(e)	1.05	%(e)	1.05	%(e)	1.05	%(e)
Net investment income	2.73	%(c)	2.23	%(e)	2.41	%(e)	2.88	%(e)	2.24	%(e)	1.90	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,695,305		$1,103,389		$728,219		$483,916		$278,122		$370,358
Portfolio turnover	20%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Dividend Income Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$11.89		$11.86		$10.94		$11.75		$15.03		$13.17
Income from investment operations:
Net investment income	0.13		0.19		0.19		0.21		0.20		0.16
Net realized and unrealized gain (loss)	2.42		0.03	(a)	0.93		(0.82)		(3.11)		1.99
Total from investment operations	2.55		0.22		1.12		(0.61)		(2.91)		2.15
Less distributions to shareholders from:
Net investment income	(0.13)		(0.19)		(0.20)		(0.20)		(0.21)		(0.16)
Net realized gains	—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.13)		(0.19)		(0.20)		(0.20)		(0.37)		(0.29)
Proceeds from regulatory settlement	—		—		—		0.00	(b)	—		—
Net asset value, end of period	$14.31		$11.89		$11.86		$10.94		$11.75		$15.03
Total return	21.47%		1.74%		10.24%		(4.97%)		(19.71%)		16.49%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.80	%(d)	1.85%		1.82%		1.86%		1.86%		1.87%
Net expenses after fees waived or expenses reimbursed(e)	1.75	%(d)	1.79	%(f)	1.80	%(f)	1.80	%(f)	1.80	%(f)	1.80	%(f)
Net investment income	1.97	%(d)	1.48	%(f)	1.67	%(f)	2.18	%(f)	1.48	%(f)	1.16	%(f)
Supplemental data
Net assets, end of period (in thousands)	$16,668		$15,659		$21,126		$28,006		$31,307		$52,937
Portfolio turnover	20%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Dividend Income Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$11.88		$11.85		$10.93		$11.74		$15.02		$13.17
Income from investment operations:
Net investment income	0.13		0.19		0.19		0.20		0.20		0.16
Net realized and unrealized gain (loss)	2.42		0.03	(a)	0.93		(0.82)		(3.11)		1.98
Total from investment operations	2.55		0.22		1.12		(0.62)		(2.91)		2.14
Less distributions to shareholders from:
Net investment income	(0.13)		(0.19)		(0.20)		(0.20)		(0.21)		(0.16)
Net realized gains	—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.13)		(0.19)		(0.20)		(0.20)		(0.37)		(0.29)
Proceeds from regulatory settlement	—		—		—		0.01		—		—
Net asset value, end of period	$14.30		$11.88		$11.85		$10.93		$11.74		$15.02
Total return	21.48%		1.74%		10.25%		(4.98%)		(19.72%)		16.42%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.79	%(c)	1.84%		1.82%		1.86%		1.86%		1.87%
Net expenses after fees waived or expenses reimbursed(d)	1.75	%(c)	1.78	%(e)	1.80	%(e)	1.80	%(e)	1.80	%(e)	1.80	%(e)
Net investment income	1.97	%(c)	1.49	%(e)	1.66	%(e)	2.08	%(e)	1.48	%(e)	1.14	%(e)
Supplemental data
Net assets, end of period (in thousands)	$277,892		$181,875		$94,091		$48,438		$12,635		$20,622
Portfolio turnover	20%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Dividend Income Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class I
Per share data
Net asset value, beginning of period	$12.18		$12.13		$12.14
Income from investment operations:
Net investment income	0.21		0.35		0.01
Net realized and unrealized gain (loss)	2.47		0.03	(b)	(0.02)
Total from investment operations	2.68		0.38		(0.01)
Less distributions to shareholders from:
Net investment income	(0.20)		(0.33)		—
Total distributions to shareholders	(0.20)		(0.33)		—
Net asset value, end of period	$14.66		$12.18		$12.13
Total return	22.11%		3.02%		(0.08%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.63	%(d)	0.67%		0.71	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.63	%(d)	0.67	%(f)	0.71	%(d)(f)
Net investment income	3.09	%(d)	2.62	%(f)	8.17	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$279,950		$249,778		$2
Portfolio turnover	20%		20%		17%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Dividend Income Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008(a)
Class R
Per share data
Net asset value, beginning of period	$12.17		$12.13		$11.18		$12.01		$13.39
Income from investment operations:
Net investment income	0.17		0.26		0.27		0.28		0.14
Net realized and unrealized gain (loss)	2.47		0.03	(b)	0.93		(0.86)		(1.38)
Total from investment operations	2.64		0.29		1.20		(0.58)		(1.24)
Less distributions to shareholders from:
Net investment income	(0.16)		(0.25)		(0.25)		(0.25)		(0.14)
Total distributions to shareholders	(0.16)		(0.25)		(0.25)		(0.25)		(0.14)
Proceeds from regulatory settlement	—		—		—		0.00	(c)	—
Net asset value, end of period	$14.65		$12.17		$12.13		$11.18		$12.01
Total return	21.76%		2.30%		10.84%		(4.57%)		(9.28%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.29	%(e)	1.34%		1.32%		1.36%		1.36	%(e)
Net expenses after fees waived or expenses reimbursed(f)	1.25	%(e)	1.28	%(g)	1.30	%(g)	1.30	%(g)	1.30	%(e)(g)
Net investment income	2.47	%(e)	1.98	%(g)	2.27	%(g)	2.59	%(g)	2.10	%(e)(g)
Supplemental data
Net assets, end of period (in thousands)	$29,606		$13,101		$8,577		$657		$11
Portfolio turnover	20%		20%		17%		23%		16%

Notes to Financial Highlights

(a)  For the period from March 28, 2008 (commencement of operations) to September 30, 2008.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Dividend Income Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class T
Per share data
Net asset value, beginning of period	$12.17		$12.13		$11.18		$12.01		$15.35		$13.45
Income from investment operations:
Net investment income	0.18		0.29		0.28		0.29		0.30		0.27
Net realized and unrealized gain (loss)	2.46		0.03	(a)	0.95		(0.85)		(3.18)		2.02
Total from investment operations	2.64		0.32		1.23		(0.56)		(2.88)		2.29
Less distributions to shareholders from:
Net investment income	(0.17)		(0.28)		(0.28)		(0.27)		(0.30)		(0.26)
Net realized gains	—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.17)		(0.28)		(0.28)		(0.27)		(0.46)		(0.39)
Proceeds from regulatory settlement	—		—		—		0.00	(b)	—		—
Net asset value, end of period	$14.64		$12.17		$12.13		$11.18		$12.01		$15.35
Total return	21.80%		2.51%		11.06%		(4.38%)		(19.10%)		17.25%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.10	%(d)	1.15%		1.12%		1.16%		1.16%		1.17%
Net expenses after fees waived or expenses reimbursed(e)	1.05	%(d)	1.09	%(f)	1.10	%(f)	1.10	%(f)	1.10	%(f)	1.10	%(f)
Net investment income	2.67	%(d)	2.18	%(f)	2.36	%(f)	2.87	%(f)	2.19	%(f)	1.85	%(f)
Supplemental data
Net assets, end of period (in thousands)	$82,466		$72,421		$80,405		$73,773		$72,213		$100,932
Portfolio turnover	20%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Dividend Income Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class W
Per share data
Net asset value, beginning of period	$12.16		$12.12		$12.13
Income from investment operations:
Net investment income	0.18		0.30		0.01
Net realized and unrealized gain (loss)	2.48		0.02	(b)	(0.02)
Total from investment operations	2.66		0.32		(0.01)
Less distributions to shareholders from:
Net investment income	(0.18)		(0.28)		—
Total distributions to shareholders	(0.18)		(0.28)		—
Net asset value, end of period	$14.64		$12.16		$12.12
Total return	21.93%		2.57%		(0.08%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.04	%(d)	1.08%		1.06	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.00	%(d)	1.00	%(f)	1.05	%(d)(f)
Net investment income	2.72	%(d)	2.28	%(f)	7.83	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$49,432		$43,525		$2
Portfolio turnover	20%		20%		17%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Dividend Income Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$12.17		$12.13		$11.18		$12.01		$15.36		$13.45
Income from investment operations:
Net investment income	0.20		0.33		0.31		0.31		0.34		0.31
Net realized and unrealized gain (loss)	2.47		0.03	(a)	0.95		(0.85)		(3.19)		2.04
Total from investment operations	2.67		0.36		1.26		(0.54)		(2.85)		2.35
Less distributions to shareholders from:
Net investment income	(0.19)		(0.32)		(0.31)		(0.30)		(0.34)		(0.31)
Net realized gains	—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.19)		(0.32)		(0.31)		(0.30)		(0.50)		(0.44)
Proceeds from regulatory settlement	—		—		—		0.01		—		—
Net asset value, end of period	$14.65		$12.17		$12.13		$11.18		$12.01		$15.36
Total return	22.06%		2.82%		11.38%		(4.10%)		(18.90%)		17.67%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.79	%(c)	0.84%		0.82%		0.86%		0.86%		0.87%
Net expenses after fees waived or expenses reimbursed(d)	0.75	%(c)	0.79	%(e)	0.80	%(e)	0.80	%(e)	0.80	%(e)	0.80	%(e)
Net investment income	2.97	%(c)	2.48	%(e)	2.66	%(e)	3.15	%(e)	2.51	%(e)	2.15	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3,376,763		$2,227,757		$1,591,420		$1,060,268		$671,700		$594,859
Portfolio turnover	20%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Notes to Financial Statements – Columbia Dividend Income Fund
March 31, 2012 (Unaudited)

Note 1. Organization

Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class T, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia Funds (formerly named Liberty funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

21

Columbia Dividend Income Fund, March 31, 2012 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

22

Columbia Dividend Income Fund, March 31, 2012 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

23

Columbia Dividend Income Fund, March 31, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended March 31, 2012 was 0.55% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended March 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.18
Class C	0.16
Class R	0.16
Class T	0.17
Class W	0.16
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

24

Columbia Dividend Income Fund, March 31, 2012 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized shareholder services fee rate for the six months ended March 31, 2012 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,174,487 for Class A, $6,796 for Class B, $20,758 for Class C and $1,274 for Class T shares for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.00%
Class B	1.75
Class C	1.75
Class I	0.67
Class R	1.25
Class T	1.05
Class W	1.00
Class Z	0.75

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend

25

Columbia Dividend Income Fund, March 31, 2012 (Unaudited)

expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $5,329,570,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$994,854,000
Unrealized depreciation	(31,174,000)
Net unrealized appreciation	$963,680,000

The following capital loss carryforward, determined as of September 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2014	$2,946,902
2017	53,269,077
2018	25,868,280
Total	$82,084,259

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,912,192,797 and $940,812,646, respectively, for the six months ended March 31, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the

26

Columbia Dividend Income Fund, March 31, 2012 (Unaudited)

Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At March 31, 2012, securities valued at $499,560,099 were on loan, secured by cash collateral of $510,229,340 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At March 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 43.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended March 31, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

27

Columbia Dividend Income Fund, March 31, 2012 (Unaudited)

violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Dividend Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement, and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

29

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the twenty-second, sixty-first and twenty-eighth percentile (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total net expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total expense ratio are ranked in the

30

second and first-quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or

31

redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Dividend Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

33

Columbia Dividend Income Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1395 C (5/12)

Columbia Large Cap Growth Fund

Semiannual Report for the Period Ended March 31, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	3

Portfolio of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	28

Board Consideration and Approval of Advisory Agreement	38

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for companies to restructure their balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, it has delayed a true reckoning with the European financial situation, as concerns about Spain and Portugal continue to cloud the outlook. These structural challenges that persist in the developed world, and slowing growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Large Cap Growth Fund

Average annual total return as of 03/31/12 (%)

Share class	A		B		C*		E*		F*
Inception	11/01/98		11/01/98		11/18/02		09/22/06		09/22/06
Sales charge	without	with	without	with	without	with	without	with	without	with
6-month (cumulative)	26.54	19.27	26.05	21.05	26.02	25.02	26.44	20.75	26.05	21.05
1-year	6.21	0.12	5.31	0.31	5.35	4.35	6.05	1.27	5.40	0.40
5-year	3.80	2.58	3.01	2.65	3.02	3.02	3.69	2.74	3.02	2.66
10-year	3.09	2.48	2.30	2.30	2.31	2.31	2.98	2.51	2.31	2.31

Share class	I*	R*	R4*	R5*	T		W*	Y*	Z
Inception	09/27/10	09/27/10	03/7/11	03/7/11	12/14/90		09/27/10	07/15/09	12/14/90
Sales charge	without	without	without	without	without	with	without	without	without
6-month (cumulative)	26.82	26.36	26.63	26.80	26.49	19.23	26.50	26.82	26.72
1-year	6.65	5.87	6.34	6.63	6.08	–0.04	6.18	6.65	6.45
5-year	4.12	3.49	3.95	4.09	3.74	2.52	3.84	4.15	4.05
10-year	3.38	2.78	3.23	3.36	3.00	2.40	3.13	3.39	3.34

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A and Class T shares, 4.50% for Class E shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B and Class F shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisors, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class R4, Class R5, Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class W shares are sold at net asset value with a distribution and service (Rule 12b-1) fee. Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other risks associated with future political and economic developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

1Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 03/31/12

+26.54%

Class A shares (without sales charge)

+26.85%

Russell 1000 Growth Index[1]

Net asset value per share

as of 03/31/12 ($)
Class A	26.34
Class B	24.00
Class C	24.02
Class E	26.30
Class F	24.00
Class I	26.95
Class R	26.32
Class R4	26.93
Class R5	26.94
Class T	26.17
Class W	26.35
Class Y	26.95
Class Z	26.96

Distributions declared per share

10/01/11 – 03/31/12 ($)
Class A	0.03
Class I	0.13
Class R4	0.07
Class R5	0.13
Class W	0.02
Class Y	0.12
Class Z	0.06

Performance Information – Columbia Large Cap Growth Fund

Top Ten Holdings1

as of 03/31/12
Apple, Inc.	6.8%
QUALCOMM, Inc.	3.8
Google, Inc., Class A	3.0
EMC Corp.	3.0
Microsoft Corp.	2.8
Philip Morris International, Inc.	2.5
Tyco International Ltd.	2.3
Accenture PLC, Class A	2.1
Las Vegas Sands Corp.	1.7
Dover Corp.	1.7

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and money market funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown1

as of 03/31/12
Stocks	97.0%
Consumer Discretionary	15.9
Consumer Staples	8.6
Energy	7.9
Financials	4.3
Health Care	12.4
Industrials	10.7
Information Technology	34.5
Materials	2.7
Other[2]	3.0

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2Includes investments in money market funds.

Fund Expense Example – Columbia Large Cap Growth Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

10/01/11 – 03/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,265.40	1,019.10	6.53	5.82	1.16
Class B	1,000.00	1,000.00	1,260.50	1,015.32	10.79	9.62	1.92
Class C	1,000.00	1,000.00	1,260.20	1,015.32	10.79	9.62	1.92
Class E	1,000.00	1,000.00	1,264.40	1,018.55	7.15	6.37	1.27
Class F	1,000.00	1,000.00	1,260.50	1,015.42	10.68	9.52	1.90
Class I	1,000.00	1,000.00	1,268.20	1,021.28	4.06	3.62	0.72
Class R	1,000.00	1,000.00	1,263.60	1,017.95	7.82	6.97	1.39
Class R4	1,000.00	1,000.00	1,266.30	1,020.04	5.47	4.87	0.97
Class R5	1,000.00	1,000.00	1,268.00	1,021.23	4.12	3.67	0.73
Class T	1,000.00	1,000.00	1,264.90	1,018.80	6.87	6.12	1.22
Class W	1,000.00	1,000.00	1,265.00	1,019.00	6.65	5.92	1.18
Class Y	1,000.00	1,000.00	1,268.20	1,021.28	4.06	3.62	0.72
Class Z	1,000.00	1,000.00	1,267.20	1,020.29	5.19	4.62	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Portfolio of Investments – Columbia Large Cap Growth Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.9%
CONSUMER DISCRETIONARY 15.9%
Hotels, Restaurants & Leisure 4.4%
Las Vegas Sands Corp.	768,500	$44,242,545
Starbucks Corp.	690,000	38,564,100
Yum! Brands, Inc.	477,500	33,988,450
Total		116,795,095
Internet & Catalog Retail 3.8%
Amazon.com, Inc. (a)(b)	199,385	40,377,456
Expedia, Inc. (a)	739,200	24,718,848
priceline.com, Inc. (a)(b)	50,400	36,162,000
Total		101,258,304
Media 3.4%
Comcast Corp., Class A (a)	1,218,100	36,555,181
Discovery Communications, Inc., Class A (b)	463,200	23,437,920
DISH Network Corp., Class A	947,000	31,184,710
Total		91,177,811
Multiline Retail 1.1%
Macy's, Inc. (a)	762,200	30,282,206
Specialty Retail 2.6%
Home Depot, Inc. (The) (a)	793,800	39,936,078
TJX Companies, Inc.	749,900	29,778,529
Total		69,714,607
Textiles, Apparel & Luxury Goods 0.6%
Fossil, Inc. (a)(b)	127,478	16,824,547
TOTAL CONSUMER DISCRETIONARY		426,052,570
CONSUMER STAPLES 8.6%
Beverages 1.1%
Anheuser-Busch InBev NV ADR	416,000	30,251,520
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	407,200	36,973,760
Food Products 0.7%
Mead Johnson Nutrition Co.	234,100	19,308,568
Personal Products 2.3%
Estee Lauder Companies, Inc. (The), Class A	641,280	39,720,883
Herbalife Ltd.	296,000	20,370,720
Total		60,091,603
Tobacco 3.1%
Lorillard, Inc. (a)	146,200	18,929,976
Philip Morris International, Inc.	721,805	63,959,141
Total		82,889,117
TOTAL CONSUMER STAPLES		229,514,568
ENERGY 7.9%
Energy Equipment & Services 2.6%
Halliburton Co.	1,017,977	33,786,656
National Oilwell Varco, Inc. (a)	456,400	36,270,108
Total		70,056,764
Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	405,200	31,743,368
Chevron Corp.	197,220	21,149,873
Continental Resources, Inc. (a)(b)	199,820	17,148,552
Kinder Morgan Management LLC (c)	42,621	32
Occidental Petroleum Corp.	424,977	40,470,560

Issuer	Shares	Value
Common Stocks (continued)
ENERGY (cont.)
Oil, Gas & Consumable Fuels (cont.)
Pioneer Natural Resources Co. (a)	283,900	$31,680,401
Total		142,192,786
TOTAL ENERGY		212,249,550
FINANCIALS 4.3%
Capital Markets 0.7%
BlackRock, Inc.	82,900	16,986,210
Commercial Banks 0.8%
Fifth Third Bancorp	1,526,700	21,450,135
Diversified Financial Services 1.5%
Citigroup, Inc. (a)	523,600	19,137,580
IntercontinentalExchange, Inc. (b)	156,200	21,465,004
Total		40,602,584
Real Estate Investment Trusts (REITs) 1.3%
Digital Realty Trust, Inc. (a)	295,600	21,865,532
Simon Property Group, Inc.	94,700	13,795,896
Total		35,661,428
TOTAL FINANCIALS		114,700,357
HEALTH CARE 12.4%
Biotechnology 4.3%
Alkermes PLC (a)(b)	708,400	13,140,820
Biogen Idec, Inc. (b)	313,300	39,466,401
Gilead Sciences, Inc. (b)	653,200	31,908,820
Regeneron Pharmaceuticals, Inc. (a)(b)	73,400	8,559,908
Vertex Pharmaceuticals, Inc. (a)(b)	554,900	22,756,449
Total		115,832,398
Health Care Equipment & Supplies 2.1%
Covidien PLC	619,100	33,852,388
Edwards Lifesciences Corp. (b)	306,600	22,299,018
Total		56,151,406
Health Care Providers & Services 2.2%
CIGNA Corp.	474,300	23,359,275
Express Scripts, Inc. (a)	653,040	35,381,707
Total		58,740,982
Health Care Technology 0.8%
Cerner Corp. (a)(b)	271,300	20,662,208
Pharmaceuticals 3.0%
Allergan, Inc.	254,280	24,265,941
Johnson & Johnson (a)	442,500	29,187,300
Watson Pharmaceuticals, Inc. (b)	416,900	27,957,314
Total		81,410,555
TOTAL HEALTH CARE		332,797,549
INDUSTRIALS 10.6%
Construction & Engineering 1.0%
KBR, Inc.	723,500	25,720,425
Electrical Equipment 1.5%
Rockwell Automation, Inc.	508,000	40,487,600
Industrial Conglomerates 2.2%
Tyco International Ltd.	1,064,100	59,781,138

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Machinery 3.7%
Dover Corp.	692,060	$43,558,256
Pall Corp.	475,400	28,348,102
Parker Hannifin Corp. (a)	323,200	27,326,560
Total		99,232,918
Road & Rail 2.2%
JB Hunt Transport Services, Inc. (a)	498,400	27,098,008
Kansas City Southern (b)	464,800	33,321,512
Total		60,419,520
TOTAL INDUSTRIALS		285,641,601
INFORMATION TECHNOLOGY 34.5%
Communications Equipment 3.6%
QUALCOMM, Inc.	1,437,480	97,777,390
Computers & Peripherals 10.8%
Apple, Inc. (b)	296,166	177,542,632
EMC Corp. (b)	2,616,610	78,184,307
NCR Corp. (b)	1,547,300	33,591,883
Total		289,318,822
Electronic Equipment, Instruments & Components 0.6%
IPG Photonics Corp. (a)(b)	292,745	15,237,377
Internet Software & Services 4.4%
eBay, Inc. (b)	1,077,100	39,734,219
Google, Inc., Class A (b)	122,055	78,266,548
Total		118,000,767
IT Services 5.8%
Accenture PLC, Class A (a)	839,400	54,141,300
Alliance Data Systems Corp. (a)(b)	213,800	26,930,248
Mastercard, Inc., Class A	78,000	32,802,120
Teradata Corp. (a)(b)	620,740	42,303,431
Total		156,177,099
Semiconductors & Semiconductor Equipment 2.9%
Avago Technologies Ltd.	587,700	22,902,669
Marvell Technology Group Ltd. (b)	1,562,700	24,581,271
Novellus Systems, Inc. (b)	600,100	29,950,991
Total		77,434,931
Software 6.4%
Check Point Software Technologies Ltd. (a)(b)	462,600	29,532,384
Citrix Systems, Inc. (b)	301,100	23,759,801
Microsoft Corp.	2,222,693	71,681,849
Nuance Communications, Inc. (a)(b)	485,700	12,424,206
Salesforce.com, Inc. (a)(b)	222,640	34,400,107
Total		171,798,347
TOTAL INFORMATION TECHNOLOGY		925,744,733
MATERIALS 2.7%
Chemicals 2.7%
Celanese Corp., Class A	509,600	23,533,328
LyondellBasell Industries NV, Class A	464,600	20,279,790
PPG Industries, Inc.	311,000	29,793,800
Total		73,606,918
TOTAL MATERIALS		73,606,918
Total Common Stocks (Cost: $2,050,122,357)		$2,600,307,846

	Shares	Value
Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.161% (d)(e)	80,195,273	$80,195,273
Total Money Market Funds (Cost: $80,195,273)		$80,195,273

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 18.9%
Asset-Backed Commercial Paper 2.1%
Atlantic Asset Securitization LLC 04/05/12	0.300%	$4,999,708	$4,999,708
Atlantis One 04/11/12	0.511%	4,993,554	4,993,554
09/10/12	0.592%	9,970,500	9,970,500
Kells Funding LLC 06/04/12	0.491%	4,993,331	4,993,331
06/04/12	0.501%	14,980,208	14,980,208
LMA Americas LLC 04/03/12	0.310%	9,999,397	9,999,397
Rheingold Securitization 04/05/12	0.500%	4,999,306	4,999,306
Total			54,936,004
Certificates of Deposit 9.8%
Australia and New Zealand Bank Group, Ltd. 05/16/12	0.470%	10,000,000	10,000,000
Bank of Nova Scotia 05/03/12	0.373%	9,000,000	9,000,000
07/26/12	0.321%	12,000,000	12,000,000
Banque et Caisse d'Epargne de l'Etat 06/15/12	0.430%	2,996,707	2,996,707
Barclays Bank PLC 04/18/12	0.600%	20,000,000	20,000,000
Branch Banking & Trust Corporation 07/12/12	0.420%	10,000,000	10,000,000
DZ Bank AG 04/10/12	0.230%	15,000,000	15,000,000
04/16/12	0.220%	10,000,000	10,000,000
DnB NOR ASA 09/14/12	0.530%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd. 04/16/12	0.250%	10,000,000	10,000,000
Mizuho Corporate Bank Ltd. 06/01/12	0.370%	20,000,000	20,000,000
N.V. Bank Nederlandse Gemeenten 04/10/12	0.335%	12,000,000	12,000,000
National Australia Bank 04/30/12	0.391%	5,000,000	5,000,000
08/16/12	0.341%	7,000,000	7,000,000
National Bank of Canada 05/08/12	0.393%	13,000,000	13,000,000
Norinchukin Bank 05/21/12	0.470%	12,000,000	12,000,000
Skandinaviska Enskilda Banken 04/16/12	0.360%	5,000,000	5,000,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Standard Chartered Bank PLC 04/03/12	0.570%	$12,000,000	$12,000,000
Sumitomo Mitsui Banking Corp. 06/04/12	0.375%	15,000,000	15,000,000
Sumitomo Trust & Banking Co., Ltd. 05/29/12	0.370%	15,000,000	15,000,000
Svenska Handelsbanken 08/30/12	0.580%	3,000,000	3,000,000
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland 04/13/12	0.580%	5,000,000	5,000,000
04/17/12	0.580%	15,000,000	15,000,000
United Overseas Bank Ltd. 04/16/12	0.230%	10,000,000	10,000,000
Westpac Banking Corp. 05/11/12	0.412%	5,000,000	5,000,000
Total			262,996,707
Commercial Paper 6.0%
Australia and New Zealand Bank Group, Ltd. 04/25/12	0.461%	9,976,617	9,976,617
BTM Capital 06/27/12	0.511%	4,993,554	4,993,554
Development Bank of Singapore Ltd. 07/27/12	0.561%	13,115,635	13,115,635
DnB NOR 04/10/12	0.521%	9,986,278	9,986,278
08/30/12	0.491%	5,000,000	5,000,000
Erste Abwicklungsanstalt 04/23/12	0.701%	4,991,153	4,991,153
HSBC Bank PLC 04/13/12	0.481%	11,970,720	11,970,720
Manhattan Asset Funding Co. LLC 04/05/12	0.200%	6,998,911	6,998,911
Nordea Bank AB 07/24/12	0.627%	4,984,201	4,984,201
Skandinaviska Enskilda Banken AB 05/03/12	0.350%	9,993,681	9,993,681
05/14/12	0.330%	6,996,022	6,996,022

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
Societe Generale 04/03/12	0.300%	$14,999,125	$14,999,125
Suncorp Metway Ltd. 05/21/12	0.480%	4,995,800	4,995,800
Svenska Handelsbank 05/23/12	0.300%	4,996,458	4,996,458
Swedish National Housing Finance Corp. (SBAB) 04/19/12	0.295%	9,997,214	9,997,214
The Commonwealth Bank of Australia 04/23/12	0.451%	4,988,437	4,988,437
08/16/12	0.302%	7,000,000	7,000,000
Toyota Motor Credit Corp. 04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd. 04/20/12	0.531%	11,967,670	11,967,670
08/27/12	0.491%	6,984,279	6,984,279
Total			159,921,444
Repurchase Agreements 1.0%
Citibank NA dated 03/30/12, matures 04/02/12 repurchase price $5,000,071 (f)	0.170%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12 repurchase price $20,000,433 (f)	0.260%	20,000,000	20,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $3,076,759 (f)	0.200%	3,076,707	3,076,707
Total			28,076,707
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $505,930,862)			$505,930,862
Total Investments (Cost: $2,636,248,492)			$3,186,433,981
Other Assets & Liabilities, Net			(504,083,080)
Net Assets			$2,682,350,901

Notes to Portfolio of Investments

(a)  At March 31, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $32, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Kinder Morgan Management LLC	12/18/02 - 01/18/05	$10

(d)  The rate shown is the seven-day current annualized yield at March 31, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund

March 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$38,047,332	$399,233,744	$(357,085,803)	$—	$80,195,273	$27,353	$80,195,273

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$2,553,422
Freddie Mac REMICS	1,920,860
Government National Mortgage Association	625,718
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$3,444,750
Fannie Mae REMICS	5,923,105
Freddie Mac Gold Pool	720,515
Freddie Mac REMICS	7,110,718
Government National Mortgage Association	830,398
United States Treasury Inflation Indexed Bonds	744,175
United States Treasury Note/Bond	1,626,781
Total Market Value of Collateral Securities	$20,400,442

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$3,138,260
Total Market Value of Collateral Securities	$3,138,260

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's  assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund

March 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$426,052,570	$—	$—	$426,052,570
Consumer Staples	229,514,568	—	—	229,514,568
Energy	212,249,518	32	—	212,249,550
Financials	114,700,357	—	—	114,700,357
Health Care	332,797,549	—	—	332,797,549
Industrials	285,641,601	—	—	285,641,601
Information Technology	925,744,733	—	—	925,744,733
Materials	73,606,918	—	—	73,606,918
Total Equity Securities	2,600,307,814	32	—	2,600,307,846
Other
Money Market Funds	80,195,273	—	—	80,195,273
Investments of Cash Collateral Received for Securities on Loan	—	505,930,862	—	505,930,862
Total Other	80,195,273	505,930,862	—	586,126,135
Total	$2,680,503,087	$505,930,894	$—	$3,186,433,981

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia Large Cap Growth Fund

March 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,050,122,357)	$2,600,307,846
Affiliated issuers (identified cost $80,195,273)	80,195,273
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $477,854,155)	477,854,155
Repurchase agreements (identified cost $28,076,707)	28,076,707
Total investments (identified cost $2,636,248,492)	3,186,433,981
Receivable for:
Investments sold	17,217,357
Capital shares sold	530,293
Dividends	1,366,416
Interest	135,382
Reclaims	86,779
Prepaid expense	10,418
Trustees' deferred compensation plan	189,123
Other assets	44,481
Total assets	3,206,014,230
Liabilities
Due upon return of securities on loan	505,930,862
Payable for:
Investments purchased	14,876,266
Capital shares purchased	1,983,828
Investment management fees	45,611
Distribution and service fees	13,507
Transfer agent fees	204,727
Administration fees	3,864
Plan administration fees	17,287
Compensation of board members	54.176
Chief compliance officer expenses	1,038
Other expenses	343,040
Trustees' deferred compensation plan	189,123
Total liabilities	523,663,329
Net assets applicable to outstanding capital stock	$2,682,350,901

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia Large Cap Growth Fund

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$2,650,821,183
Excess of distributions over net investment income	(1,072,095)
Accumulated net realized loss	(517,591,785)
Unrealized appreciation (depreciation) on:
Investments	550,185,489
Foreign currency translations	8,109
Total—representing net assets applicable to outstanding capital stock	$2,682,350,901
*Value of securities on loan	$497,894,213
Net assets applicable to outstanding shares
Class A	$1,388,689,731
Class B	$54,067,068
Class C	$41,885,101
Class E	$14,194,206
Class F	$674,186
Class I	$223,521,645
Class R	$695,606
Class R4	$6,298,595
Class R5	$509,080
Class T	$154,945,578
Class W	$3,188
Class Y	$15,242,908
Class Z	$781,624,009
Shares outstanding
Class A	52,724,483
Class B	2,252,391
Class C	1,743,778
Class E	539,693
Class F	28,092
Class I	8,294,421
Class R	26,432
Class R4	233,895
Class R5	18,896
Class T	5,920,040
Class W	121
Class Y	565,560
Class Z	28,995,531
Net asset value per share
Class A(a)	$26.34
Class B	$24.00
Class C	$24.02
Class E(b)	$26.30
Class F	$24.00
Class I	$26.95
Class R	$26.32
Class R4	$26.93
Class R5	$26.94
Class T(a)	$26.17
Class W	$26.35
Class Y	$26.95
Class Z	$26.96

(a)  The maximum offering price per share for Class A is $27.95 and Class T is $27.77. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)  The maximum offering price per share for Class E is $27.54. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.50%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Large Cap Growth Fund

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$16,619,069
Dividends from affiliates	27,353
Income from securities lending – net	828,465
Foreign taxes withheld	(50,383)
Total income	17,424,504
Expenses:
Investment management fees	8,022,449
Distribution fees
Class B	194,254
Class C	148,677
Class E	6,482
Class F	2,094
Class R	4,009
Service fees
Class A	1,608,310
Class B	64,751
Class C	49,559
Class E	16,205
Class F	698
Class W	4
Shareholder service fee – Class T	213,375
Transfer agent fees
Class A	1,229,092
Class B	49,818
Class C	38,721
Class E	12,529
Class F	484
Class R	1,471
Class R4	914
Class R5	7
Class T	138,059
Class W	3
Class Z	708,694
Administration fees	678,826
Plan administration fees
Class R4	57,716
Compensation of board members	56,910
Custodian fees	16,468
Printing and postage fees	227,011
Registration fees	112,265
Professional fees	67,445
Chief compliance officer expenses	1,021
Other	62,371
Total expenses	13,790,692
Net investment income	3,633,812
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	117,448,407
Net realized gain	117,448,407
Net change in unrealized appreciation (depreciation) on:
Investments	487,327,879
Foreign currency translations	88
Net change in unrealized appreciation	487,327,967
Net realized and unrealized gain	604,776,374
Net increase in net assets resulting from operations	$608,410,186

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia Large Cap Growth Fund

	Six months ended
	March 31, 2012 (Unaudited)	Year ended September 30, 2011(a)
Operations
Net investment income	$3,633,812	$2,557,312
Net realized gain	117,448,407	257,131,777
Net change in unrealized appreciation (depreciation)	487,327,967	(470,468,946)
Net increase (decrease) in net assets resulting from operations	608,410,186	(210,779,857)
Distributions to shareholders from:
Net investment income
Class A	(1,496,905)	(311,186)
Class E	—	(14,099)
Class I	(1,331,613)	(877,728)
Class R4	(143,866)	—
Class R5	(2,411)	—
Class T	—	(228,135)
Class W	(3)	(5)
Class Y	(86,293)	(122,643)
Class Z	(1,853,696)	(3,736,650)
Total distributions to shareholders	(4,914,787)	(5,290,446)
Increase (decrease) in net assets from share transactions	(365,367,470)	1,440,730,125
Proceeds from regulatory settlements (Note 6)	342,877	—
Total increase in net assets	238,470,806	1,224,659,822
Net assets at beginning of period	2,443,880,095	1,219,220,273
Net assets at end of period	$2,682,350,901	$2,443,880,095
Undistributed (excess of distributions over) net investment income	$(1,072,095)	$208,880

(a)  Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	897,710	21,273,076	2,313,786	55,673,483
Fund merger	—	—	53,028,074	1,311,851,037
Distributions reinvested	60,171	1,385,141	11,737	267,376
Redemptions	(5,222,450)	(123,426,724)	(5,558,459)	(131,794,423)
Net increase (decrease)	(4,264,569)	(100,768,507)	49,795,138	1,235,997,473
Class B shares
Subscriptions	19,195	415,287	40,478	891,252
Fund merger	—	—	3,263,755	73,976,373
Redemptions(b)	(355,178)	(7,662,829)	(1,481,641)	(32,997,626)
Net increase (decrease)	(335,983)	(7,247,542)	1,822,592	41,869,999
Class C shares
Subscriptions	155,513	3,313,188	123,630	2,680,451
Fund merger	—	—	1,277,699	28,980,204
Redemptions	(346,143)	(7,346,311)	(309,429)	(6,672,856)
Net increase (decrease)	(190,630)	(4,033,123)	1,091,900	24,987,799
Class E shares
Subscriptions	547	12,707	939	22,476
Distributions reinvested	—	—	619	14,084
Redemptions	(27,481)	(644,067)	(56,363)	(1,310,393)
Net decrease	(26,934)	(631,360)	(54,805)	(1,273,833)
Class F shares
Subscriptions	2,660	60,102	3,005	65,250
Net increase	2,660	60,102	3,005	65,250
Class I shares
Subscriptions	210,450	5,194,143	10,666,365	242,247,523
Fund merger	—	—	10,806,161	273,675,545
Distributions reinvested	56,613	1,331,541	37,702	877,713
Redemptions	(5,052,185)	(119,545,114)	(8,430,803)	(203,045,301)
Net increase (decrease)	(4,785,122)	(113,019,430)	13,079,425	313,755,480
Class R shares
Subscriptions	5,218	121,289	13,585	323,017
Fund merger	—	—	99,267	2,457,836
Redemptions	(74,857)	(1,767,678)	(16,902)	(411,371)
Net increase (decrease)	(69,639)	(1,646,389)	95,950	2,369,482
Class R4 shares
Subscriptions	240,538	5,818,591	255,555	6,101,704
Fund merger	—	—	2,096,295	52,967,855
Distributions reinvested	6,112	143,821	—	—
Redemptions	(2,202,105)	(57,978,837)	(162,500)	(3,959,051)
Net increase (decrease)	(1,955,455)	(52,016,425)	2,189,350	55,110,508
Class R5 shares
Subscriptions	—	—	101	2,502
Fund merger	—	—	18,952	479,425
Distributions reinvested	5	127	—	—
Redemptions	(162)	(3,924)	—	—
Net increase (decrease)	(157)	(3,797)	19,053	481,927
Class T shares
Subscriptions	22,437	518,903	64,181	1,505,541
Distributions reinvested	—	—	7,267	164,449
Redemptions	(388,955)	(9,134,789)	(800,963)	(18,656,781)
Net decrease	(366,518)	(8,615,886)	(729,515)	(16,986,791)

(a)  Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (cont.)
Class W shares
Subscriptions	—	—	7	149
Redemptions	—	—	(7)	(153)
Net increase	—	—	—	(4)
Class Y shares
Subscriptions	401	9,000	6,003	131,059
Distributions reinvested	3	73	3	71
Redemptions	(151,506)	(3,732,001)	(343,024)	(8,075,378)
Net decrease	(151,102)	(3,722,928)	(337,018)	(7,944,248)
Class Z shares
Subscriptions	851,015	20,460,866	1,562,376	37,620,290
Distributions reinvested	47,428	1,116,456	92,637	2,156,590
Redemptions	(3,952,119)	(95,299,507)	(10,365,849)	(247,479,797)
Net decrease	(3,053,676)	(73,722,185)	(8,710,836)	(207,702,917)
Total net increase (decrease)	(15,197,125)	(365,367,470)	58,264,239	1,440,730,125

(a)  Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Large Cap Growth Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$20.84		$20.64		$18.77		$19.57		$26.76		$22.27
Income from investment operations:
Net investment income (loss)	0.02		(0.01)		0.04		0.07		0.01		0.02
Net realized and unrealized gain (loss)	5.51		0.25	(a)	1.92		(0.86)		(5.40)		4.87
Total from investment operations	5.53		0.24		1.96		(0.79)		(5.39)		4.89
Less distributions to shareholders from:
Net investment income	(0.03)		(0.04)		(0.09)		(0.02)		—		(0.03)
Net realized gains	—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	(0.03)		(0.04)		(0.09)		(0.02)		(1.81)		(0.40)
Proceeds from regulatory settlement	0.00	(b)	—		0.00	(b)	0.01		0.01		—
Net asset value, end of period	$26.34		$20.84		$20.64		$18.77		$19.57		$26.76
Total return	26.54%		1.16%		10.48%		(3.97%)		(21.73%)		22.19%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.16	%(d)	1.15	%(e)	1.10	%(e)	1.13	%(e)	1.02%		1.00	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.16	%(d)	1.14	%(e)(g)	1.10	%(e)(h)	1.13	%(e)(h)	1.02	%(g)	1.00	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.16	%(d)	1.15%		1.10%		1.13%		1.02%		1.00%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.16	%(d)	1.14	%(g)	1.10	%(h)	1.13	%(h)	1.02	%(g)	1.00	%(h)
Net investment income (loss)	0.20	%(d)	(0.06	%)(g)	0.19	%(h)	0.43	%(h)	0.01	%(g)	0.07	%(h)
Supplemental data
Net assets, end of period (in thousands)	$1,388,690		$1,187,715		$148,455		$145,825		$156,585		$167,408
Portfolio turnover	39%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$19.04		$18.97		$17.30		$18.15		$25.12		$21.05
Income from investment operations:
Net investment loss	(0.06)		(0.18)		(0.10)		(0.04)		(0.17)		(0.16)
Net realized and unrealized gain (loss)	5.02		0.25	(a)	1.77		(0.82)		(5.00)		4.60
Total from investment operations	4.96		0.07		1.67		(0.86)		(5.17)		4.44
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	—		—		—		—		(1.81)		(0.37)
Proceeds from regulatory settlement	0.00	(b)	—		0.00	(b)	0.01		0.01		—
Net asset value, end of period	$24.00		$19.04		$18.97		$17.30		$18.15		$25.12
Total return	26.05%		0.37%		9.65%		(4.68%)		(22.31%)		21.31%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.92	%(d)	1.90	%(e)	1.85	%(e)	1.88	%(e)	1.77%		1.75	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.92	%(d)	1.89	%(e)(g)	1.85	%(e)(h)	1.88	%(e)(h)	1.77	%(g)	1.75	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.92	%(d)	1.90%		1.85%		1.88%		1.77%		1.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.92	%(d)	1.89	%(g)	1.85	%(h)	1.88	%(h)	1.77	%(g)	1.75	%(h)
Net investment loss	(0.55	%)(d)	(0.82	%)(g)	(0.56	%)(h)	(0.30	%)(h)	(0.77	%)(g)	(0.69	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$54,067		$49,290		$14,527		$24,951		$58,609		$168,284
Portfolio turnover	39%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$19.06		$18.98		$17.31		$18.16		$25.14		$21.06
Income from investment operations:
Net investment loss	(0.06)		(0.17)		(0.10)		(0.05)		(0.16)		(0.16)
Net realized and unrealized gain (loss)	5.02		0.25	(a)	1.77		(0.81)		(5.02)		4.61
Total from investment operations	4.96		0.08		1.67		(0.86)		(5.18)		4.45
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	—		—		—		—		(1.81)		(0.37)
Proceeds from regulatory settlement	0.00	(b)	—		0.00	(b)	0.01		0.01		—
Net asset value, end of period	$24.02		$19.06		$18.98		$17.31		$18.16		$25.14
Total return	26.02%		0.42%		9.65%		(4.68%)		(22.33%)		21.34%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.92	%(d)	1.88	%(e)	1.85	%(e)	1.88	%(e)	1.77%		1.75	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.92	%(d)	1.87	%(e)(g)	1.85	%(e)(h)	1.88	%(e)(h)	1.77	%(g)	1.75	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.92	%(d)	1.88%		1.85%		1.88%		1.77%		1.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.92	%(d)	1.87	%(g)	1.85	%(h)	1.88	%(h)	1.77	%(g)	1.75	%(h)
Net investment loss	(0.55	%)(d)	(0.77	%)(g)	(0.55	%)(h)	(0.33	%)(h)	(0.75	%)(g)	(0.68	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$41,885		$36,860		$15,990		$17,283		$21,208		$31,834
Portfolio turnover	39%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class E
Per share data
Net asset value, beginning of period	$20.80		$20.60		$18.73		$19.53		$26.74		$22.27
Income from investment operations:
Net investment income (loss)	0.01		(0.02)		0.02		0.05		(0.02)		(0.01)
Net realized and unrealized gain (loss)	5.49		0.24	(a)	1.93		(0.86)		(5.39)		4.87
Total from investment operations	5.50		0.22		1.95		(0.81)		(5.41)		4.86
Less distributions to shareholders from:
Net investment income	—		(0.02)		(0.08)		(0.00	)(b)	—		(0.02)
Net realized gains	—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	—		(0.02)		(0.08)		(0.00	)(b)	(1.81)		(0.39)
Proceeds from regulatory settlement	0.00	(b)	—		0.00	(b)	0.01		0.01		—
Net asset value, end of period	$26.30		$20.80		$20.60		$18.73		$19.53		$26.74
Total Return	26.44%		1.07%		10.41%		(4.09%)		(21.82%)		22.07%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.27	%(d)	1.20	%(e)	1.20	%(e)	1.23	%(e)	1.12%		1.10	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.27	%(d)	1.19	%(e)(g)	1.20	%(e)(h)	1.23	%(e)(h)	1.12	%(g)	1.10	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.27	%(d)	1.20%		1.20%		1.23%		1.12%		1.10%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.27	%(d)	1.19	%(g)	1.20	%(h)	1.23	%(h)	1.12	%(g)	1.10	%(h)
Net investment income (loss)	0.10	%(d)	(0.08	%)(g)	0.10	%(h)	0.33	%(h)	(0.09	%)(g)	(0.03	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$14,194		$11,784		$12,800		$13,144		$14,782		$18,185
Portfolio Turnover	39%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class F
Per share data
Net asset value, beginning of period	$19.04		$18.96		$17.29		$18.14		$25.11		$21.05
Income from investment operations:
Net investment loss	(0.06)		(0.16)		(0.10)		(0.05)		(0.18)		(0.16)
Net realized and unrealized gain (loss)	5.02		0.24	(a)	1.77		(0.81)		(4.99)		4.59
Total from investment operations	4.96		0.08		1.67		(0.86)		(5.17)		4.43
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	—		—		—		—		(1.81)		(0.37)
Proceeds from regulatory settlement	0.00	(b)	—		0.00	(b)	0.01		0.01		—
Net asset value, end of period	$24.00		$19.04		$18.96		$17.29		$18.14		$25.11
Total return	26.05%		0.42%		9.66%		(4.69%)		(22.31%)		21.26%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.90	%(d)	1.85	%(e)	1.85	%(e)	1.88	%(e)	1.77%		1.75	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.90	%(d)	1.84	%(e)(g)	1.85	%(e)(h)	1.88	%(e)(h)	1.77	%(g)	1.75	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.90	%(d)	1.85%		1.85%		1.88%		1.77%		1.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.90	%(d)	1.84	%(g)	1.85	%(h)	1.88	%(h)	1.77	%(g)	1.75	%(h)
Net investment loss	(0.54	%)(d)	(0.73	%)(g)	(0.55	%)(h)	(0.32	%)(h)	(0.80	%)(g)	(0.70	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$674		$484		$425		$292		$380		$2,915
Portfolio turnover	39%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class I
Per share data
Net asset value, beginning of period	$21.37		$21.14		$21.18
Income from investment operations:
Net investment income	0.07		0.11		0.00	(b)
Net realized and unrealized gain (loss)	5.64		0.24	(c)	(0.04)
Total from investment operations	5.71		0.35		(0.04)
Less distributions to shareholders from:
Net investment income	(0.13)		(0.12)		—
Total distributions to shareholders	(0.13)		(0.12)		—
Proceeds from regulatory settlement	0.00	(b)	—		—
Net asset value, end of period	$26.95		$21.37		$21.14
Total return	26.82%		1.61%		(0.19%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.72	%(e)	0.68	%(f)	0.60	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.72	%(e)	0.68	%(f)(h)	0.60	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.72	%(e)	0.68%		0.60	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.72	%(e)	0.68	%(h)	0.60	%(e)(h)
Net investment income	0.63	%(e)	0.46	%(h)	1.89	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$223,522		$279,510		$2
Portfolio turnover	39%		116%		122%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Rounds to less than $0.01.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class R
Per share data
Net asset value, beginning of period	$20.83		$20.64		$20.68
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.07)		0.00	(b)
Net realized and unrealized gain (loss)	5.49		0.26	(c)	(0.04)
Total from investment operations	5.49		0.19		(0.04)
Proceeds from regulatory settlement	0.00	(b)	—		—
Net asset value, end of period	$26.32		$20.83		$20.64
Total return	26.36%		0.92%		(0.19%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.39	%(e)	1.41	%(f)	1.21	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.39	%(e)	1.40	%(f)(h)	1.21	%(e)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.39	%(e)	1.41%		1.21	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.39	%(e)	1.40	%(h)	1.21	%(e)(i)
Net investment income (loss)	(0.01	%)(e)	(0.32	%)(h)	1.28	%(e)(i)
Supplemental data
Net assets, end of period (in thousands)	$696		$2,002		$2
Portfolio turnover	39%		116%		122%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Rounds to less than $0.01.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012 (Unaudited)		Year ended Sept. 30, 2011(a)
Class R4
Per share data
Net asset value, beginning of period	$21.33		$24.86
Income from investment operations:
Net investment income	0.05		0.02
Net realized and unrealized gain (loss)	5.62		(3.55)
Total from investment operations	5.67		(3.53)
Less distributions to shareholders from:
Net investment income	(0.07)		—
Total distributions to shareholders	(0.07)		—
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$26.93		$21.33
Total return	26.63%		(14.20%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.97	%(d)	0.95	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.97	%(d)	0.95	%(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.97	%(d)	0.95	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.97	%(d)	0.95	%(d)(g)
Net investment income	0.42	%(d)	0.12	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$6,299		$46,696
Portfolio turnover	39%		116%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012 (Unaudited)		Year ended Sept. 30, 2011(a)
Class R5
Per share data
Net asset value, beginning of period	$21.36		$24.86
Income from investment operations:
Net investment income	0.08		0.05
Net realized and unrealized gain (loss)	5.63		(3.55)
Total from investment operations	5.71		(3.50)
Less distributions to shareholders from:
Net investment income	(0.13)		—
Total distributions to shareholders	(0.13)		—
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$26.94		$21.36
Total return	26.80%		(14.08%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.73	%(d)	0.70	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.73	%(d)	0.70	%(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.73	%(d)	0.70	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.73	%(d)	0.70	%(d)(g)
Net investment income	0.63	%(d)	0.37	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$509		$407
Portfolio turnover	39%		116%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class T
Per share data
Net asset value, beginning of period	$20.69		$20.49		$18.64		$19.42		$26.58		$22.13
Income from investment operations:
Net investment income (loss)	0.02		(0.01)		0.03		0.06		(0.01)		0.01
Net realized and unrealized gain (loss)	5.46		0.24	(a)	1.90		(0.85)		(5.35)		4.84
Total from investment operations	5.48		0.23		1.93		(0.79)		(5.36)		4.85
Less distributions to shareholders from:
Net investment income	—		(0.03)		(0.08)		—		—		(0.03)
Net realized gains	—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	—		(0.03)		(0.08)		—		(1.81)		(0.40)
Proceeds from regulatory settlement	0.00	(b)	—		0.00	(b)	0.01		0.01		—
Net asset value, end of period	$26.17		$20.69		$20.49		$18.64		$19.42		$26.58
Total return	26.49%		1.12%		10.40%		(4.02%)		(21.76%)		22.14%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.22	%(d)	1.15	%(e)	1.15	%(e)	1.18	%(e)	1.07%		1.05	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.22	%(d)	1.14	%(e)(g)	1.15	%(e)(h)	1.18	%(e)(h)	1.07	%(g)	1.05	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.22	%(d)	1.15%		1.15%		1.18%		1.07%		1.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.22	%(d)	1.14	%(g)	1.15	%(h)	1.18	%(h)	1.07	%(g)	1.05	%(h)
Net investment income (loss)	0.14	%(d)	(0.03	%)(g)	0.15	%(h)	0.38	%(h)	(0.05	%)(g)	0.02	%(h)
Supplemental data
Net assets, end of period (in thousands)	$154,946		$130,081		$143,784		$145,011		$169,295		$244,901
Portfolio turnover	39%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class W
Per share data
Net asset value, beginning of period	$20.85		$20.64		$20.68
Income from investment operations:
Net investment income	0.02		0.02		0.00	(b)
Net realized and unrealized gain (loss)	5.50		0.23	(c)	(0.04)
Total from investment operations	5.52		0.25		(0.04)
Less distributions to shareholders from:
Net investment income	(0.02)		(0.04)		—
Total distributions to shareholders	(0.02)		(0.04)		—
Proceeds from regulatory settlement	0.00	(b)	—		—
Net asset value, end of period	$26.35		$20.85		$20.64
Total return	26.50%		1.21%		(0.19%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.18	%(e)	1.05	%(f)	0.96	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.18	%(e)	1.04	%(f)(h)	0.96	%(e)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.18	%(e)	1.05%		0.96	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.18	%(e)	1.04	%(h)	0.96	%(e)(i)
Net investment income	0.18	%(e)	0.07	%(h)	1.52	%(e)(i)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$2
Portfolio turnover	39%		116%		122%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Rounds to less than $0.01.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009(a)
Class Y
Per share data
Net asset value, beginning of period	$21.36		$21.14		$19.20		$17.02
Income from investment operations
Net investment income	0.08		0.11		0.13		0.03
Net realized and unrealized gain	5.63		0.23	(b)	1.97		2.15
Total from investment operations	5.71		0.34		2.10		2.18
Less distributions to shareholders from:
Net investment income	(0.12)		(0.12)		(0.16)		—
Total distributions to shareholders	(0.12)		(0.12)		(0.16)		—
Proceeds from regulatory settlement	0.00	(c)	—		0.00	(c)	—
Net asset value, end of period	$26.95		$21.36		$21.14		$19.20
Total return	26.82%		1.56%		11.01%		12.81%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.72	%(e)	0.67	%(f)	0.64	%(f)	0.63	%(e)(f)
Net Expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.72	%(e)	0.67	%(f)(h)	0.64	%(f)(h)	0.63	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.72	%(e)	0.67%		0.64%		0.63	%(e)
Net Expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.72	%(e)	0.67	%(h)	0.64	%(h)	0.63	%(e)(h)
Net investment income	0.64	%(e)	0.48	%(h)	0.66	%(h)	0.78	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$15,243		$15,311		$22,272		$16,686
Portfolio turnover	39%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to September 30, 2009.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Large Cap Growth Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$21.33		$21.12		$19.20		$20.02		$27.32		$22.68
Income from investment operations:
Net investment income	0.05		0.07		0.09		0.11		0.06		0.08
Net realized and unrealized gain (loss)	5.64		0.24	(a)	1.96		(0.88)		(5.51)		4.97
Total from investment operations	5.69		0.31		2.05		(0.77)		(5.45)		5.05
Less distributions to shareholders from:
Net investment income	(0.06)		(0.10)		(0.13)		(0.06)		(0.05)		(0.04)
Net realized gains	—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	(0.06)		(0.10)		(0.13)		(0.06)		(1.86)		(0.41)
Proceeds from regulatory settlement	0.00	(b)	0.00		0.00	(b)	0.01		0.01		—
Net asset value, end of period	$26.96		$21.33		$21.12		$19.20		$20.02		$27.32
Total return	26.72%		1.41%		10.74%		(3.71%)		(21.55%)		22.53%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.92	%(d)	0.85	%(e)	0.85	%(e)	0.88	%(e)	0.77%		0.75	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.92	%(d)	0.84	%(e)(g)	0.85	%(e)(h)	0.88	%(e)(h)	0.77	%(g)	0.75	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.92	%(d)	0.85%		0.85%		0.88%		0.77%		0.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.92	%(d)	0.84	%(g)	0.85	%(h)	0.88	%(h)	0.77	%(g)	0.75	%(h)
Net investment income	0.44	%(d)	0.28	%(g)	0.45	%(h)	0.67	%(h)	0.25	%(g)	0.32	%(h)
Supplemental data
Net assets, end of period (in thousands)	$781,624		$683,738		$860,959		$940,823		$979,353		$1,302,932
Portfolio turnover	39%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia Large Cap Growth Fund
March 31, 2012 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the investment amount. Class E shares purchased without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within one year after purchase. Class E shares are closed to new investors and new accounts.

Class F shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will generally convert to Class E shares eight years after purchase. Class F shares are closed to new investors and new accounts.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended March 31, 2012 was 0.63% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended March 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.20
Class E	0.19
Class F	0.17
Class R	0.18
Class R4	0.00	*
Class R5	0.00	*
Class T	0.19
Class W	0.24
Class Z	0.19

*  Rounds to less than 0.01%.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At March 31, 2012, the Fund's total potential future obligation over the life of the Guaranty is $277,942. The liability remaining at March 31, 2012 for non-recurring charges associated with the lease amounted to $184,813 and is included within other accrued expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at March 31, 2012 is included in other assets in the Statement of Assets and Liabilities at a cost of $44,481

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.10%, 0.75%, 0.50% and 0.25% of the

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

average daily net assets attributable to Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized shareholder services fee rate for the six months ended March 31, 2012 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $318,036 for Class A, $20,334 for Class B, $1,938 for Class C, $473 for Class E and $10,105 for Class T shares for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.25%
Class B	2.00
Class C	2.00
Class E	1.35
Class F	2.00
Class I	0.85
Class R	1.50
Class R4	1.15
Class R5	0.90
Class T	1.30
Class W	1.25
Class Y	1.00
Class Z	1.00

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $2,636,248,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$561,804,000
Unrealized depreciation	$(11,618,000)
Net unrealized apppreciation	$550,186,000

The following capital loss carryforward, determined as of September 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2015	$484,820,106
2016	25,492,915
2018	116,323,797
Total	$626,636,818

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

The Fund acquired $881,821,929 of capital loss carryforward in connection with the Seligman Growth Fund merger (Note 11). From the total capital loss carryforward acquired from the merger, $251,269,080 was permanently lost. In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $980,164,574 and $1,390,882,089, respectively, for the six months ended March 31, 2012.

Note 6. Regulatory Settlements

During the six months ended March 31, 2012, the Fund received payments of $342,877 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

At March 31, 2012, securities valued at $497,894,213 were on loan, secured by U.S. government securities valued at $607,941 and by cash collateral of $505,930,862 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At March 31, 2012, one unaffiliated shareholder account owned 11.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended March 31, 2012.

Note 11. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Growth Fund, Inc. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,370,709,312 and the combined net assets immediately after the acquisition were $3,115,097,587.

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

The merger was accomplished by a tax-free exchange of 347,407,998 shares of Seligman Growth Fund, Inc. valued at $1,744,388,275 (including $317,686,293 of unrealized appreciation).

In exchange for Seligman Growth Fund, Inc. shares, the Fund issued the following number of shares:

Shares
Class A	53,028,074
Class B	3,263,755
Class C	1,277,699
Class I	10,806,161
Class R	99,267
Class R4	2,096,295
Class R5	18,952

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Seligman Growth Fund, Inc.'s cost of investments was carried.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Growth Fund, Inc. that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on October 1, 2010, the Fund's pro-forma net investment loss, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended September 30, 2011 would have been approximately $(0.7) million, $384.0 million, $(289.3) million and $94.0 million, respectively.

Note 12. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a

Columbia Large Cap Growth Fund, March 31, 2012 (Unaudited)

material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Large Cap Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the sixty-third, fifty-second and fifty-second percentile (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the third and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Large Cap Growth Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia Large Cap Growth Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1720 C (5/12)

Columbia Small Cap Core Fund

Semiannual Report for the Period Ended March 31, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	3

Portfolio of Investments	4

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	22

Board Consideration and Approval of Advisory Agreement	30

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for companies to restructure their balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, it has delayed a true reckoning with the European financial situation, as concerns about Spain and Portugal continue to cloud the outlook. These structural challenges that persist in the developed world, and slowing growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Small Cap Core Fund

Average annual total return as of 03/31/12 (%)

Share class	A		B		C*		I*
Inception	11/01/98		11/01/98		11/18/02		09/27/10
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	28.87	21.48	28.48	23.48	28.44	27.44	29.21
1-year	0.16	–5.60	–0.57	–5.33	–0.56	–1.52	0.51
5-year	3.66	2.44	2.90	2.62	2.90	2.90	3.96
10-year	7.30	6.66	6.48	6.48	6.51	6.51	7.60

Average annual total return as of 03/31/12 (%)

Share class	T		W*	Z
Inception	02/12/93		09/27/10	12/14/92
Sales charge	without	with	without	without
6-month (cumulative)	28.84	21.41	28.87	29.10
1-year	0.10	–5.65	0.16	0.39
5-year	3.61	2.38	3.67	3.91
10-year	7.23	6.60	7.32	7.58

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A and Class T shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class W shares are sold at net asset value with a distribution and service (Rule 12b-1) fee. Class I, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

1 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

2 The Standard & Poor's (S&P) SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 03/31/12

+28.87%

Class A shares (without sales charge)

+29.83%

Russell 2000 Index[1]

+31.22%

S&P SmallCap 600 Index[2]

Net asset value per share

as of 03/31/12 ($)
Class A	16.10
Class B	14.15
Class C	14.17
Class I	16.66
Class T	15.80
Class W	16.10
Class Z	16.62

Distributions declared per share

10/01/11 – 03/31/12 ($)
Class A	0.57
Class B	0.57
Class C	0.57
Class I	0.57
Class T	0.57
Class W	0.57
Class Z	0.57

1

Performance Information – Columbia Small Cap Core Fund

Top Ten Holdings (3)

as of 03/31/12 (%)
iShares Russell 2000 Index Fund	3.0
Air Methods	2.2
Progress Software	1.8
Plexus	1.6
Benchmark Electronics	1.5
Providence Service Corp. (The)	1.3
Cash America International	1.2
Computer Task Group	1.2
Rent-A-Center	1.2
Unifirst	1.1

3Percentages indicated are based upon total investments (excluding money market funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (4)

as of 03/31/12 (%)
Consumer Discretionary	8.8
Consumer Staples	1.1
Energy	5.2
Financials	15.5
Health Care	10.9
Industrials	21.9
Information Technology	21.9
Materials	6.1
Telecommunication Services	0.4
Utilities	1.7
Exchange-Traded Funds	2.9
Other(5)	3.6

4Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

5Includes investments in money market funds.

2

Fund Expense Example – Columbia Small Cap Core Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

10/01/11 – 03/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,288.70	1,018.20	7.63	6.72	1.34
Class B	1,000.00	1,000.00	1,284.80	1,014.37	11.99	10.57	2.11
Class C	1,000.00	1,000.00	1,284.40	1,014.42	11.93	10.52	2.10
Class I	1,000.00	1,000.00	1,292.10	1,020.24	5.30	4.67	0.93
Class T	1,000.00	1,000.00	1,288.40	1,017.85	8.02	7.07	1.41
Class W	1,000.00	1,000.00	1,288.70	1,018.10	7.74	6.82	1.36
Class Z	1,000.00	1,000.00	1,291.00	1,019.34	6.32	5.57	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

3

Portfolio of Investments – Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 93.5%
CONSUMER DISCRETIONARY 8.8%
Auto Components 1.0%
Dorman Products, Inc. (a)	88,145	$4,460,137
Modine Manufacturing Co. (a)	511,700	4,518,311
Total		8,978,448
Hotels, Restaurants & Leisure 1.4%
CEC Entertainment, Inc.	222,747	8,444,339
Morgans Hotel Group Co. (a)	411,411	2,036,484
O'Charleys, Inc. (a)	268,422	2,641,273
Total		13,122,096
Household Durables 0.5%
Jarden Corp.	114,052	4,588,312
Leisure Equipment & Products 0.8%
Callaway Golf Co.	240,347	1,624,746
Steinway Musical Instruments, Inc. (a)	219,397	5,484,925
Total		7,109,671
Media 0.7%
Arbitron, Inc.	53,279	1,970,258
John Wiley & Sons, Inc., Class A	104,460	4,971,251
Total		6,941,509
Specialty Retail 4.4%
Bebe Stores, Inc.	369,320	3,408,824
Buckle, Inc. (The) (b)	97,121	4,652,096
Collective Brands, Inc. (a)	391,517	7,697,224
Penske Automotive Group, Inc.	221,740	5,461,456
Rent-A-Center, Inc.	276,482	10,437,195
Stage Stores, Inc.	292,578	4,751,467
Wet Seal, Inc. (The), Class A (a)	1,337,730	4,615,168
Total		41,023,430
TOTAL CONSUMER DISCRETIONARY		81,763,466
CONSUMER STAPLES 1.1%
Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	61,071	3,386,998
Food Products 0.7%
Corn Products International, Inc.	121,171	6,985,508
TOTAL CONSUMER STAPLES		10,372,506
ENERGY 5.2%
Energy Equipment & Services 3.2%
Gulfmark Offshore, Inc., Class A (a)	129,801	5,965,654
Helix Energy Solutions Group, Inc. (a)	273,930	4,875,954
Newpark Resources, Inc. (a)	504,248	4,129,791
Oceaneering International, Inc.	76,730	4,134,980
Tetra Technologies, Inc. (a)	735,361	6,927,100
Unit Corp. (a)	81,880	3,501,189
Total		29,534,668
Oil, Gas & Consumable Fuels 2.0%
BPZ Resources, Inc. (a)(b)	598,040	2,410,101
Carrizo Oil & Gas, Inc. (a)	99,480	2,811,305
EXCO Resources, Inc. (b)	277,027	1,836,689
Georesources, Inc. (a)	172,970	5,663,038
Kodiak Oil & Gas Corp. (a)	315,390	3,141,284
Resolute Energy Corp. (a)	284,118	3,233,263
Total		19,095,680
TOTAL ENERGY		48,630,348

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS 15.5%
Capital Markets 0.8%
Investment Technology Group, Inc. (a)	285,410	$3,413,504
Waddell & Reed Financial, Inc., Class A	123,027	3,987,305
Total		7,400,809
Commercial Banks 5.1%
Bryn Mawr Bank Corp.	194,100	4,355,604
Centerstate Banks, Inc.	286,329	2,336,445
Financial Institutions, Inc.	245,530	3,970,220
Hancock Holding Co.	106,576	3,784,514
Iberiabank Corp.	76,265	4,077,889
Oriental Financial Group, Inc.	831,849	10,065,373
SCBT Financial Corp.	111,715	3,654,198
Simmons First National Corp., Class A	112,360	2,902,259
Southwest Bancorp, Inc. (a)	570,200	5,257,244
Susquehanna Bancshares, Inc.	367,929	3,635,138
Union First Market Bankshares Corp.	237,504	3,325,056
Total		47,363,940
Consumer Finance 1.2%
Cash America International, Inc.	231,668	11,103,847
Insurance 3.4%
AMERISAFE, Inc. (a)	147,153	3,640,565
Arthur J Gallagher & Co.	104,840	3,746,982
CNO Financial Group, Inc. (a)	484,450	3,769,021
Delphi Financial Group, Inc., Class A	98,620	4,415,217
eHealth, Inc. (a)	106,080	1,730,165
Enstar Group Ltd. (a)	46,132	4,566,607
Horace Mann Educators Corp.	259,747	4,576,742
National Interstate Corp.	123,300	3,154,014
State Auto Financial Corp.	149,364	2,182,208
Total		31,781,521
Real Estate Investment Trusts (REITs) 4.2%
Acadia Realty Trust	162,936	3,672,577
American Campus Communities, Inc.	108,982	4,873,675
Chesapeake Lodging Trust	206,100	3,703,617
Cousins Properties, Inc.	416,680	3,158,434
DiamondRock Hospitality Co.	279,453	2,875,571
DuPont Fabros Technology, Inc. (b)	209,330	5,118,119
First Potomac Realty Trust	364,098	4,401,945
Mack-Cali Realty Corp.	122,140	3,520,075
STAG Industrial, Inc.	361,500	5,046,540
Summit Hotel Properties, Inc.	424,479	3,217,551
Total		39,588,104
Thrifts & Mortgage Finance 0.8%
Berkshire Hills Bancorp, Inc.	156,318	3,582,808
Dime Community Bancshares, Inc.	243,777	3,561,582
Total		7,144,390
TOTAL FINANCIALS		144,382,611
HEALTH CARE 10.9%
Biotechnology 0.9%
Myriad Genetics, Inc. (a)	365,165	8,639,804
Health Care Equipment & Supplies 3.8%
Analogic Corp.	139,066	9,392,518
Cooper Companies, Inc. (The)	45,274	3,699,338
Greatbatch, Inc. (a)	124,193	3,045,212
Invacare Corp.	271,801	4,503,742

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (cont.)
Health Care Equipment & Supplies (cont.)
Staar Surgical Co. (a)	824,984	$8,934,577
Thoratec Corp. (a)	122,090	4,115,654
West Pharmaceutical Services, Inc.	44,290	1,883,654
Total		35,574,695
Health Care Providers & Services 5.1%
Air Methods Corp. (a)	229,287	20,005,291
LifePoint Hospitals, Inc. (a)	45,315	1,787,223
Magellan Health Services, Inc. (a)	133,386	6,510,571
Owens & Minor, Inc.	87,578	2,663,247
Providence Service Corp. (The) (a)	749,880	11,630,639
PSS World Medical, Inc. (a)	182,722	4,630,175
Total		47,227,146
Life Sciences Tools & Services 0.5%
Bruker Corp. (a)	279,200	4,274,552
Pharmaceuticals 0.6%
Obagi Medical Products, Inc. (a)	448,864	6,014,778
TOTAL HEALTH CARE		101,730,975
INDUSTRIALS 21.9%
Aerospace & Defense 3.0%
AAR Corp.	215,194	3,927,291
American Science & Engineering, Inc.	108,830	7,297,052
Ceradyne, Inc.	110,300	3,591,368
Kratos Defense & Security Solutions, Inc. (a)	328,198	1,752,577
LMI Aerospace, Inc. (a)	206,032	3,749,782
Moog, Inc., Class A (a)	103,191	4,425,862
Teledyne Technologies, Inc. (a)	45,500	2,868,775
Total		27,612,707
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	169,073	8,320,082
Building Products 0.6%
Trex Co., Inc. (a)(b)	162,180	5,202,734
Commercial Services & Supplies 2.7%
ACCO Brands Corp. (a)	356,800	4,427,888
Consolidated Graphics, Inc. (a)	82,863	3,749,551
McGrath Rentcorp	210,818	6,769,366
Unifirst Corp.	167,609	10,316,334
Total		25,263,139
Construction & Engineering 2.4%
EMCOR Group, Inc.	257,317	7,132,827
Great Lakes Dredge & Dock Corp.	457,600	3,303,872
MasTec, Inc. (a)	470,678	8,514,565
Northwest Pipe Co. (a)	74,187	1,575,732
Sterling Construction Co., Inc. (a)	220,816	2,152,956
Total		22,679,952
Electrical Equipment 3.5%
Belden, Inc.	245,405	9,303,304
EnerSys (a)	68,951	2,389,152
Global Power Equipment Group, Inc. (a)	168,871	4,677,727
GrafTech International Ltd. (a)	387,755	4,629,795
LSI Industries, Inc.	762,298	5,587,644
Regal-Beloit Corp.	89,100	5,840,505
Total		32,428,127

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Machinery 5.0%
Actuant Corp., Class A	173,910	$5,041,651
Albany International Corp., Class A	343,297	7,878,666
Douglas Dynamics, Inc.	109,000	1,498,750
ESCO Technologies, Inc.	125,765	4,624,379
Key Technology, Inc. (a)	251,293	3,322,093
Miller Industries, Inc.	249,716	4,225,195
PMFG, Inc. (a)	216,270	3,246,213
Tennant Co.	91,249	4,014,956
Terex Corp. (a)	169,700	3,818,250
Wabash National Corp. (a)	915,351	9,473,883
Total		47,144,036
Marine 0.6%
Rand Logistics, Inc. (a)	619,209	5,213,740
Professional Services 1.7%
FTI Consulting, Inc. (a)	140,732	5,280,265
Hudson Highland Group, Inc. (a)	301,226	1,620,596
Kforce, Inc. (a)	379,779	5,658,707
Navigant Consulting, Inc. (a)	240,138	3,340,319
Total		15,899,887
Trading Companies & Distributors 1.5%
Kaman Corp.	241,115	8,185,854
Rush Enterprises, Inc., Class A (a)	162,950	3,457,799
Rush Enterprises, Inc., Class B (a)	162,361	2,823,458
Total		14,467,111
TOTAL INDUSTRIALS		204,231,515
INFORMATION TECHNOLOGY 21.9%
Communications Equipment 2.0%
ADTRAN, Inc.	177,066	5,522,689
InterDigital, Inc.	124,020	4,323,337
Performance Technologies, Inc. (a)	643,041	1,659,046
Plantronics, Inc.	166,527	6,704,377
Total		18,209,449
Computers & Peripherals 0.3%
Intevac, Inc. (a)	357,120	3,035,520
Electronic Equipment, Instruments & Components 8.1%
Anixter International, Inc. (a)	73,850	5,356,340
Benchmark Electronics, Inc. (a)	805,660	13,285,333
Cognex Corp.	100,335	4,250,191
CTS Corp.	30,359	319,377
FARO Technologies, Inc. (a)	169,606	9,893,118
GSI Group, Inc. (a)	302,200	3,644,532
LeCroy Corp. (a)	582,409	6,051,229
Littelfuse, Inc.	118,948	7,458,040
Newport Corp. (a)	304,256	5,391,416
Plexus Corp. (a)	402,612	14,087,394
Pulse Electronics Corp.	511,623	1,284,174
Rogers Corp. (a)	119,392	4,626,440
Total		75,647,584
Internet Software & Services 1.5%
Digital River, Inc. (a)	398,420	7,454,438
Earthlink, Inc.	507,200	4,052,528
TechTarget, Inc. (a)	282,310	1,956,409
Total		13,463,375

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
IT Services 4.4%
Acxiom Corp. (a)	374,412	$5,496,368
Computer Task Group, Inc. (a)	702,694	10,765,272
CoreLogic, Inc. (a)	228,900	3,735,648
DST Systems, Inc.	104,540	5,669,204
Global Cash Access Holdings, Inc. (a)	445,000	3,471,000
PRGX Global, Inc. (a)	790,441	4,971,874
TNS, Inc. (a)	322,281	7,003,166
Total		41,112,532
Semiconductors & Semiconductor Equipment 2.1%
ATMI, Inc. (a)	172,409	4,017,130
BTU International, Inc. (a)	292,872	904,974
Fairchild Semiconductor International, Inc. (a)	328,777	4,833,022
Pericom Semiconductor Corp. (a)	371,620	3,006,406
Ultratech, Inc. (a)	166,400	4,822,272
Volterra Semiconductor Corp. (a)	61,589	2,119,585
Total		19,703,389
Software 3.5%
Accelrys, Inc. (a)	672,779	5,368,776
American Software, Inc., Class A	175,137	1,502,676
Mentor Graphics Corp. (a)	163,304	2,426,697
Progress Software Corp. (a)	667,705	15,771,192
Websense, Inc. (a)	350,900	7,400,481
Total		32,469,822
TOTAL INFORMATION TECHNOLOGY		203,641,671
MATERIALS 6.1%
Chemicals 3.9%
Ferro Corp. (a)	577,730	3,431,716
H.B. Fuller Co.	289,954	9,519,190
Innophos Holdings, Inc.	84,800	4,250,176
Omnova Solutions, Inc. (a)	696,459	4,701,098
Sensient Technologies Corp.	202,566	7,697,508
Spartech Corp. (a)	367,616	1,793,966
Stepan Co.	62,432	5,481,530
Total		36,875,184
Containers & Packaging 1.0%
Greif, Inc., Class A	171,130	9,569,590
Metals & Mining 0.7%
Metals U.S.A. Holdings Corp. (a)	430,630	6,205,378
Paper & Forest Products 0.5%
PH Glatfelter Co.	291,662	4,602,426
TOTAL MATERIALS		57,252,578
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
General Communication, Inc., Class A (a)	397,522	3,466,392
TOTAL TELECOMMUNICATION SERVICES		3,466,392
UTILITIES 1.7%
Electric Utilities 0.4%
Allete, Inc.	92,400	3,833,676
Gas Utilities 1.1%
New Jersey Resources Corp.	91,869	4,094,601
South Jersey Industries, Inc.	114,460	5,727,579
Total		9,822,180

Issuer	Shares	Value
Common Stocks (continued)
UTILITIES (cont.)
Water Utilities 0.2%
California Water Service Group	121,266	$2,208,254
TOTAL UTILITIES		15,864,110
Total Common Stocks (Cost: $699,616,216)		$871,336,172
Exchange-Traded Funds 2.9%
iShares Russell 2000 Index Fund (b)	322,000	26,677,700
Total Exchange-Traded Funds (Cost: $26,541,558)		$26,677,700
Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	33,792,045	33,792,045
Total Money Market Funds (Cost: $33,792,045)		$33,792,045

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 1.8%
Asset-Backed Commercial Paper 0.1%
Kells Funding LLC 06/04/12	0.501%	998,681	998,681
Total			998,681
Repurchase Agreements 1.7%
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $2,000,043 (e)	0.260%	2,000,000	2,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $2,000,033 (e)	0.200%	2,000,000	2,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $2,000,045 (e)	0.270%	2,000,000	2,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $9,964,582 (e)	0.180%	9,964,432	9,964,432
Total			15,964,432
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,963,113)			$16,963,113
Total Investments (Cost: $776,912,932)			$948,769,030
Other Assets & Liabilities, Net			(16,726,892)
Net Assets			$932,042,138

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At March 31, 2012, security was partially or fully on loan.

(c)  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$8,414,133	$156,341,398	$(130,963,486)	$—	$33,792,045	$17,866	$33,792,045

(d)  The rate shown is the seven-day current annualized yield at March 31, 2012.

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$344,474
Fannie Mae REMICS	592,311
Freddie Mac Gold Pool	72,052
Freddie Mac REMICS	711,072
Government National Mortgage Association	83,039
United States Treasury Inflation Indexed Bonds	74,418
United States Treasury Note/Bond	162,678
Total Market Value of Collateral Securities	$2,040,044

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$1,142,718
Freddie Mac Gold Pool	897,282
Total Market Value of Collateral Securities	$2,040,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$2,551
Fannie Mae Pool	557,603
Fannie Mae REMICS	95,204
Fannie Mae-Aces	2,701
Federal Farm Credit Bank	81,229
Federal Home Loan Banks	40,878
Federal Home Loan Mortgage Corp	61,408
Federal National Mortgage Association	70,907
Freddie Mac Coupon Strips	4,619
Freddie Mac Gold Pool	185,417
Freddie Mac Non Gold Pool	41,740
Freddie Mac Reference REMIC	6
Freddie Mac REMICS	154,449
Ginnie Mae I Pool	188,721
Ginnie Mae II Pool	282,962
Government National Mortgage Association	126,395
United States Treasury Bill	29,577
United States Treasury Inflation Indexed Bonds	5,596
United States Treasury Note/Bond	103,576
United States Treasury Strip Coupon	4,461
Total Market Value of Collateral Securities	$2,040,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$1,972,615
Ginnie Mae II Pool	8,191,106
Total Market Value of Collateral Securities	$10,163,721

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$81,763,466	$—	$—	$81,763,466
Consumer Staples	10,372,506	—	—	10,372,506
Energy	48,630,348	—	—	48,630,348
Financials	144,382,611	—	—	144,382,611
Health Care	101,730,975	—	—	101,730,975
Industrials	204,231,515	—	—	204,231,515
Information Technology	203,641,671	—	—	203,641,671
Materials	57,252,578	—	—	57,252,578
Telecommunication Services	3,466,392	—	—	3,466,392
Utilities	15,864,110	—	—	15,864,110
Exchange-Traded Funds	26,677,700	—	—	26,677,700
Total Equity Securities	898,013,872	—	—	898,013,872
Other
Money Market Funds	33,792,045	—	—	33,792,045
Investments of Cash Collateral Received for Securities on Loan	—	16,963,113	—	16,963,113
Total Other	33,792,045	16,963,113	—	50,755,158
Total	$931,805,917	$16,963,113	$—	$948,769,030

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $726,157,774)	$898,013,872
Affiliated issuers (identified cost $33,792,045)	33,792,045
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $998,681)	998,681
Repurchase agreements (identified cost $15,964,432)	15,964,432
Total investments (identified cost $776,912,932)	948,769,030
Receivable for:
Investments sold	1,339,950
Capital shares sold	1,061,885
Dividends	753,030
Interest	23,758
Prepaid expense	2,931
Trustees' deferred compensation plan	76,968
Total assets	952,027,552
Liabilities
Due upon return of securities on loan	16,963,113
Payable for:
Investments purchased	1,927,936
Capital shares purchased	808,953
Investment management fees	19,639
Distribution and service fees	3,493
Transfer agent fees	158,832
Administration fees	1,984
Chief compliance officer expenses	852
Expense reimbursement due to Investment Manager	611
Compensation of board members	1,183
Other expenses	21,850
Trustees' deferred compensation plan	76,968
Total liabilities	19,985,414
Net assets applicable to outstanding capital stock	$932,042,138

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$755,236,190
Excess of distributions over net investment income	(899,143)
Accumulated net realized gain	5,848,993
Unrealized appreciation (depreciation) on:
Investments	171,856,098
Total—representing net assets applicable to outstanding capital stock	$932,042,138
*Value of securities on loan	$16,367,052
Net assets applicable to outstanding shares
Class A	$233,656,871
Class B	$2,086,260
Class C	$29,711,841
Class I	$60,988,686
Class T	$76,212,547
Class W	$56,834,686
Class Z	$472,551,247
Shares outstanding
Class A	14,511,445
Class B	147,465
Class C	2,097,359
Class I	3,660,087
Class T	4,822,884
Class W	3,529,994
Class Z	28,430,678
Net asset value per share
Class A(a)	$16.10
Class B	$14.15
Class C	$14.17
Class I	$16.66
Class T(a)	$15.80
Class W	$16.10
Class Z	$16.62

(a)  The maximum offering price per share for Class A is $17.08 and Class T is $16.76, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia Small Cap Core Fund

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$4,352,003
Dividends from affiliates	17,866
Income from securities lending – net	271,745
Foreign taxes withheld	(9,064)
Total income	4,632,550
Expenses:
Investment management fees	3,112,003
Distribution fees
Class B	23,760
Class C	100,188
Service fees
Class A	251,613
Class B	7,920
Class C	33,396
Class W	56,002
Shareholder service fee – Class T	108,196
Transfer agent fees
Class A	193,198
Class B	10,261
Class C	27,072
Class T	78,786
Class W	53,662
Class Z	468,203
Administration fees	314,459
Compensation of board members	22,222
Custodian fees	7,401
Printing and postage fees	66,008
Registration fees	74,403
Professional fees	30,420
Chief compliance officer expenses	592
Other	24,465
Total expenses	5,064,230
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,993)
Total net expenses	5,003,237
Net investment loss	(370,687)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	6,414,476
Net realized gain	6,414,476
Net change in unrealized appreciation (depreciation) on:
Investments	188,265,687
Net change in unrealized appreciation	188,265,687
Net realized and unrealized gain	194,680,163
Net increase in net assets resulting from operations	$194,309,476

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia Small Cap Core Fund

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Operations
Net investment loss	$(370,687)	$(3,209,941)
Net realized gain	6,414,476	46,014,237
Net change in unrealized appreciation (depreciation)	188,265,687	(59,114,142)
Net increase (decrease) in net assets resulting from operations	194,309,476	(16,309,846)
Distributions to shareholders from:
Net realized gains
Class A	(7,224,924)	—
Class B	(369,209)	—
Class C	(1,099,438)	—
Class I	(149,258)	—
Class T	(2,773,408)	—
Class W	(1,481,992)	—
Class Z	(15,795,496)	—
Total distributions to shareholders	(28,893,725)	—
Increase in net assets from share transactions	93,449,190	47,256,524
Proceeds from regulatory settlements (Note 6)	—	12,545
Total increase in net assets	258,864,941	30,959,223
Net assets at beginning of period	673,177,197	642,217,974
Net assets at end of period	$932,042,138	$673,177,197
Excess of distributions over net investment income	$(899,143)	$(528,456)

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia Small Cap Core Fund

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,531,836	52,720,215	7,054,588	109,013,946
Distributions reinvested	405,420	5,890,749	—	—
Redemptions	(1,949,414)	(29,083,532)	(3,643,742)	(56,019,850)
Net increase	1,987,842	29,527,432	3,410,846	52,994,096
Class B shares
Subscriptions	11,811	157,520	32,709	438,251
Distributions reinvested	22,978	294,119	—	—
Redemptions(a)	(690,920)	(9,043,917)	(529,687)	(7,192,883)
Net decrease	(656,131)	(8,592,278)	(496,978)	(6,754,632)
Class C shares
Subscriptions	293,918	3,878,921	730,825	10,197,519
Distributions reinvested	67,210	860,955	—	—
Redemptions	(220,393)	(2,936,692)	(421,882)	(5,744,942)
Net increase	140,735	1,803,184	308,943	4,452,577
Class I shares
Subscriptions	3,460,498	57,438,045	310,294	4,818,092
Distributions reinvested	9,930	149,152	—	—
Redemptions	(91,622)	(1,477,449)	(29,200)	(462,831)
Net increase	3,378,806	56,109,748	281,094	4,355,261
Class T shares
Subscriptions	62,026	892,058	42,096	642,556
Distributions reinvested	131,931	1,881,336	—	—
Redemptions	(359,465)	(5,257,438)	(698,375)	(10,535,505)
Net decrease	(165,508)	(2,484,044)	(656,279)	(9,892,949)
Class W shares
Subscriptions	1,299,850	20,505,013	5,725,192	83,442,893
Distributions reinvested	101,988	1,481,883	—	—
Redemptions	(1,080,253)	(16,273,102)	(2,516,975)	(39,253,421)
Net increase	321,585	5,713,794	3,208,217	44,189,472
Class Z shares
Subscriptions	4,329,940	66,930,959	9,636,904	152,660,806
Distributions reinvested	467,470	7,007,375	—	—
Redemptions	(4,045,516)	(62,566,980)	(12,021,499)	(194,748,107)
Net increase (decrease)	751,894	11,371,354	(2,384,595)	(42,087,301)
Total net increase	5,759,223	93,449,190	3,671,248	47,256,524

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia Small Cap Core Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$12.98		$13.33		$11.58		$14.14		$20.01		$19.72
Income from investment operations:
Net investment income (loss)	(0.01)		(0.07)		(0.05)		(0.02)		(0.09)		0.04	(a)
Net realized and unrealized gain (loss)	3.70		(0.28)		1.80		(1.39)		(2.11)		2.46
Total from investment operations	3.69		(0.35)		1.75		(1.41)		(2.20)		2.50
Less distributions to shareholders from:
Net investment income	—		—		—		—		(0.03)		—
Net realized gains	(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.57)		—		—		(1.15)		(3.67)		(2.21)
Proceeds from regulatory settlement	—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$16.10		$12.98		$13.33		$11.58		$14.14		$20.01
Total return	28.87%		(2.63%)		15.11%		(7.41%)		(12.86%)		13.30%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.35	%(d)	1.32%		1.30%		1.33%		1.25%		1.21%
Net expenses after fees waived or expenses reimbursed(e)	1.34	%(d)	1.29	%(f)	1.30	%(f)	1.33	%(f)	1.25	%(f)	1.21	%(f)
Net investment income (loss)	(0.19	%)(d)	(0.48	%)(f)	(0.38	%)(f)	(0.28	%)(f)	(0.56	%)(f)	0.22	%(f)
Supplemental data
Net assets, end of period (in thousands)	$233,657		$162,502		$121,456		$81,474		$115,246		$176,504
Portfolio turnover	13%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Small Cap Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$11.50		$11.90		$10.42		$12.97		$18.75		$18.73
Income from investment operations:
Net investment loss	(0.06)		(0.17)		(0.12)		(0.09)		(0.19)		(0.10	)(a)
Net realized and unrealized gain (loss)	3.28		(0.23)		1.60		(1.31)		(1.95)		2.33
Total from investment operations	3.22		(0.40)		1.48		(1.40)		(2.14)		2.23
Less distributions to shareholders from:
Net realized gains	(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.57)		—		—		(1.15)		(3.64)		(2.21)
Proceeds from regulatory settlement	—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$14.15		$11.50		$11.90		$10.42		$12.97		$18.75
Total return	28.48%		(3.36%)		14.20%		(8.08%)		(13.53%)		12.49%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.22	%(d)	2.08%		2.05%		2.08%		2.00%		1.96%
Net expenses after fees waived or expenses reimbursed(e)	2.11	%(d)	2.04	%(f)	2.05	%(f)	2.08	%(f)	2.00	%(f)	1.96	%(f)
Net investment loss	(0.93	%)(d)	(1.26	%)(f)	(1.11	%)(f)	(1.03	%)(f)	(1.31	%)(f)	(0.53	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$2,086		$9,244		$15,478		$17,317		$23,085		$35,918
Portfolio turnover	13%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.06 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Small Cap Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$11.52		$11.92		$10.43		$12.99		$18.76		$18.75
Income from investment operations:
Net investment loss	(0.06)		(0.17)		(0.12)		(0.09)		(0.19)		(0.10	)(a)
Net realized and unrealized gain (loss)	3.28		(0.23)		1.61		(1.32)		(1.94)		2.32
Total from investment operations	3.22		(0.40)		1.49		(1.41)		(2.13)		2.22
Less distributions to shareholders from:
Net realized gains	(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.57)		—		—		(1.15)		(3.64)		(2.21)
Proceeds from regulatory settlement	—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$14.17		$11.52		$11.92		$10.43		$12.99		$18.76
Total return	28.44%		(3.36%)		14.29%		(8.15%)		(13.46%)		12.41%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.11	%(d)	2.07%		2.05%		2.08%		2.00%		1.96%
Net expenses after fees waived or expenses reimbursed(e)	2.10	%(d)	2.04	%(f)	2.05	%(f)	2.08	%(f)	2.00	%(f)	1.96	%(f)
Net investment loss	(0.95	%)(d)	(1.23	%)(f)	(1.12	%)(f)	(1.03	%)(f)	(1.29	%)(f)	(0.53	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$29,712		$22,535		$19,635		$18,461		$24,756		$42,312
Portfolio turnover	13%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.06 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Small Cap Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class I
Per share data
Net asset value, beginning of period	$13.38		$13.69		$13.37
Income from investment operations:
Net investment income (loss)	0.02		(0.01)		0.00	(b)
Net realized and unrealized gain (loss)	3.83		(0.30)		0.32
Total from investment operations	3.85		(0.31)		0.32
Less distributions to shareholders from:
Net realized gains	(0.57)		—		—
Total distributions to shareholders	(0.57)		—		—
Proceeds from regulatory settlement	—		0.00	(b)	—
Net asset value, end of period	$16.66		$13.38		$13.69
Total return	29.21%		(2.26%)		2.39%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.93	%(d)	0.88%		0.90%
Net expenses after fees waived or expenses reimbursed(e)	0.93	%(d)	0.88	%(f)	0.90	%(f)
Net investment income (loss)	0.28	%(d)	(0.04	%)(f)	2.13	%(f)
Supplemental data
Net assets, end of period (in thousands)	$60,989		$3,765		$3
Portfolio turnover	13%		33%		26%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Small Cap Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007(a)
Class T
Per share data
Net asset value, beginning of period	$12.75		$13.10		$11.39		$13.94		$19.78		$19.53
Income from investment operations:
Net investment income (loss)	(0.02)		(0.08)		(0.05)		(0.03)		(0.10)		0.03	(b)
Net realized and unrealized gain (loss)	3.64		(0.27)		1.76		(1.37)		(2.08)		2.43
Total from investment operations	3.62		(0.35)		1.71		(1.40)		(2.18)		2.46
Less distributions to shareholders from:
Net investment income	—		—		—		—		(0.02)		—
Net realized gains	(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.57)		—		—		(1.15)		(3.66)		(2.21)
Proceeds from regulatory settlement	—		0.00	(c)	—		0.00	(c)	—		—
Net asset value, end of period	$15.80		$12.75		$13.10		$11.39		$13.94		$19.78
Total return	28.84%		(2.67%)		15.01%		(7.45%)		(12.90%)		13.22%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.43	%(e)	1.38%		1.35%		1.38%		1.30%		1.26%
Net expenses after fees waived or expenses reimbursed(f)	1.41	%(e)	1.35	%(g)	1.35	%(g)	1.38	%(g)	1.30	%(g)	1.26	%(g)
Net investment income (loss)	(0.26	%)(e)	(0.56	%)(g)	(0.42	%)(g)	(0.34	%)(g)	(0.63	%)(g)	0.17	%(g)
Supplemental data
Net assets, end of period (in thousands)	$76,213		$63,595		$73,960		$74,722		$98,299		$136,381
Portfolio turnover	13%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  On August 8, 2007, Class G shares were converted to Class T shares.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Small Cap Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010(a)
Class W
Per share data
Net asset value, beginning of period	$12.98		$13.32		$13.01
Income from investment operations:
Net investment income (loss)	(0.01)		(0.07)		0.00	(b)
Net realized and unrealized gain (loss)	3.70		(0.27)		0.31
Total from investment operations	3.69		(0.34)		0.31
Less distributions to shareholders from:
Net realized gains	(0.57)		—		—
Total distributions to shareholders	(0.57)		—		—
Proceeds from regulatory settlement	—		0.00	(b)	—
Net asset value, end of period	$16.10		$12.98		$13.32
Total return	28.87%		(2.55%)		2.38%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.40	%(d)	1.32%		1.34%
Net expenses after fees waived or expenses reimbursed(e)	1.36	%(d)	1.29	%(f)	1.34	%(f)
Net investment income (loss)	(0.20	%)(d)	(0.47	%)(f)	1.69	%(f)
Supplemental data
Net assets, end of period (in thousands)	$56,835		$41,634		$3
Portfolio turnover	13%		33%		26%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia Small Cap Core Fund

	Six months ended March 31, 2012		Year ended Sept. 30,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$13.36		$13.69		$11.87		$14.42		$20.33		$19.96
Income from investment operations:
Net investment income (loss)	0.00	(a)	(0.04)		(0.02)		0.00	(a)	(0.04)		0.09	(b)
Net realized and unrealized gain (loss)	3.83		(0.29)		1.84		(1.40)		(2.15)		2.49
Total from investment operations	3.83		(0.33)		1.82		(1.40)		(2.19)		2.58
Less distributions to shareholders from:
Net investment income	—		—		—		—		(0.08)		—
Net realized gains	(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.57)		—		—		(1.15)		(3.72)		(2.21)
Proceeds from regulatory settlement	—		0.00	(a)	—		0.00	(a)	—		—
Net asset value, end of period	$16.62		$13.36		$13.69		$11.87		$14.42		$20.33
Total return	29.10%		(2.41%)		15.33%		(7.18%)		(12.60%)		13.56%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.12	%(d)	1.07%		1.05%		1.08%		1.00%		0.96%
Net expenses after fees waived or expenses reimbursed(e)	1.11	%(d)	1.05	%(f)	1.05	%(f)	1.08	%(f)	1.00	%(f)	0.96	%(f)
Net investment income (loss)	0.04	%(d)	(0.26	%)(f)	(0.12	%)(f)	(0.04	%)(f)	(0.27	%)(f)	0.46	%(f)
Supplemental data
Net assets, end of period (in thousands)	$472,551		$369,903		$411,684		$353,117		$413,763		$834,537
Portfolio turnover	13%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Notes to Financial Statements – Columbia Small Cap Core Fund

March 31, 2012 (Unaudited)

Note 1. Organization

Columbia Small Cap Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class T, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

The Fund is authorized to issue Class R4 and Class R5 shares, which would not be subject to sales charges; however, these share classes are not currently offered for sale.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia Funds (formerly named Liberty funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

22

Columbia Small Cap Core Fund, March 31, 2012 (Unaudited)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other

23

Columbia Small Cap Core Fund, March 31, 2012 (Unaudited)

expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended March 31, 2012 was 0.77% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the

24

Columbia Small Cap Core Fund, March 31, 2012 (Unaudited)

Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended March 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.32
Class C	0.20
Class T	0.22
Class W	0.24
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also

25

Columbia Small Cap Core Fund, March 31, 2012 (Unaudited)

require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized shareholder services fee rate for the six months ended March 31, 2012 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $43,686 for Class A, $1,056 for Class B, $2,327 for Class C and $2,408 for Class T shares for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.36%
Class B	2.11
Class C	2.11
Class I	0.98
Class T	1.41
Class W	1.36
Class Z	1.11

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $776,913,000 and the

26

Columbia Small Cap Core Fund, March 31, 2012 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$222,000,000
Unrealized depreciation	(50,144,000)
Net unrealized appreciation	$171,856,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of September 30, 2011, the Fund elected to treat post-October losses of $439,559 attributed to Passive Foreign Investment Company transactions as arising on October 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $141,117,642 and $101,492,650, respectively, for the six months ended March 31, 2012.

Note 6. Regulatory Settlements

During the year ended September 30, 2011, the Fund received payments of $12,545 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At March 31, 2012, securities valued at $16,367,052 were on loan, secured by cash collateral of $16,963,113 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

27

Columbia Small Cap Core Fund, March 31, 2012 (Unaudited)

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At March 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 44.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended March 31, 2012.

Note 11. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently

28

Columbia Small Cap Core Fund, March 31, 2012 (Unaudited)

the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

29

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Small Cap Core Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios

30

of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the fifty-third, twenty-eighth and thirty-second percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total

31

expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the third and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative

32

services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

33

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Core Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

37

Columbia Small Cap Core Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1725 C (5/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012